--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2002
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)
                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...............................         1
    Statement of Operations...........................................         2
    Statements of Changes in Net Assets...............................         3
    Financial Highlights..............................................         4
    Notes to Financial Statements.....................................         5

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL CAP VALUE SERIES
    Schedule of Investments...........................................         7
    Statement of Assets and Liabilities...............................        25
    Statement of Operations...........................................        26
    Statements of Changes in Net Assets...............................        27
    Financial Highlights..............................................        28
    Notes to Financial Statements.....................................        29

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Small Cap Value Series of The DFA
  Investment Trust Company (13,055,312 Shares, Cost
  $208,610)++at Value+......................................  $   236,301
Receivable for Fund Shares Sold.............................        2,228
Prepaid Expenses and Other Assets...........................           12
                                                              -----------
    Total Assets............................................      238,541
                                                              -----------

LIABILITIES:
Payable for Investment Securities Purchased.................        2,228
Accrued Expenses and Other Liabilities......................           24
                                                              -----------
    Total Liabilities.......................................        2,252
                                                              -----------

NET ASSETS..................................................  $   236,289
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   12,712,150
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     18.59
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   206,785
Accumulated Net Investment Income (Loss)....................          (80)
Accumulated Net Realized Gain (Loss)........................        1,893
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       27,691
                                                              -----------
    Total Net Assets........................................  $   236,289
                                                              ===========

--------------

+  See Note B to Financial Statements

++ The cost for federal income tax purposes is $217,585.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................         $   180
                                                                     -------

EXPENSES
  Administrative Services...................................               8
  Accounting & Transfer Agent Fees..........................               2
  Shareholder Services......................................              64
  Legal Fees................................................               4
  Audit Fees................................................               1
  Filing Fees...............................................               9
  Shareholders' Reports.....................................              12
  Directors' Fees...........................................               1
                                                                     -------
        Total Expenses......................................             101
                                                                     -------
  NET INVESTMENT INCOME (LOSS)..............................              79
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................          12,043
  Net Realized Gain (Loss) on Investment Securities Sold....          (1,053)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          16,371
                                                                     -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................          27,361
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $27,440
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2002             2001
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................          $     79         $    820
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................            12,043           14,543
  Net Realized (Gain) Loss on Investment Securities Sold....            (1,053)          (2,886)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            16,371            4,118
                                                                      --------         --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            27,440           16,595
                                                                      --------         --------

Distributions From:
  Net Investment Income.....................................              (876)            (628)
  Net Realized Gains........................................           (14,847)          (6,942)
                                                                      --------         --------
        Total Distributions.................................           (15,723)          (7,570)
                                                                      --------         --------
Capital Share Transactions (1):
  Shares Issued.............................................           102,562           50,478
  Shares Issued in Lieu of Cash Distributions...............            15,723            7,570
  Shares Redeemed...........................................           (17,601)         (20,178)
                                                                      --------         --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................           100,684           37,870
                                                                      --------         --------
        Total Increase (Decrease)...........................           112,401           46,895
NET ASSETS
    Beginning of Period.....................................           123,888           76,993
                                                                      --------         --------
    End of Period...........................................          $236,289         $123,888
                                                                      ========         ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             5,691            2,887
    Shares Issued in Lieu of Cash Distributions.............               982              519
    Shares Redeemed.........................................            (1,032)          (1,255)
                                                                      --------         --------
                                                                         5,641            2,151
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002          2001         2000         1999         1998         1997
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................
                                      $  17.52      $  15.65      $ 16.26      $ 16.73      $ 19.20     $  14.67
                                      --------      --------      -------      -------      -------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.18          0.12         0.13         0.10         0.12         0.08
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       3.11          3.28         0.91         1.29        (1.84)        4.77
                                      --------      --------      -------      -------      -------     --------
  Total from Investment
    Operations.....................       3.29          3.40         1.04         1.39        (1.72)        4.85
                                      --------      --------      -------      -------      -------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.29)        (0.13)       (0.11)       (0.09)       (0.11)       (0.07)
  Net Realized Gains...............      (1.93)        (1.40)       (1.54)       (1.77)       (0.64)       (0.25)
                                      --------      --------      -------      -------      -------     --------
Total Distributions................      (2.22)        (1.53)       (1.65)       (1.86)       (0.75)       (0.32)
                                      --------      --------      -------      -------      -------     --------
Net Asset Value, End of Period.....   $  18.59      $  17.52      $ 15.65      $ 16.26      $ 16.73     $  19.20
                                      ========      ========      =======      =======      =======     ========
Total Return.......................      20.82%#       23.65%        7.07%        9.60%       (9.19)%      33.75%

Net Asset Value, End of Period
  (thousands)......................   $236,289      $123,888      $76,993      $70,150      $85,074     $125,061
Ratio of Expenses to Average Net
  Assets (1).......................       0.37%*        0.42%        0.42%        0.44%        0.45%        0.48%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1)......       0.37%*        0.42%        0.42%        0.44%        0.45%        0.47%
Ratio of Net Investment Income to
  Average Net Assets...............       0.10%*        0.79%        0.76%        0.59%        0.59%        0.62%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................       0.10%*        0.79%        0.76%        0.59%        0.59%        0.63%
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         23%*          13%          32%          29%          23%          25%

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. Small Cap Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Small Cap Value
Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2002, the Portfolio owned 7% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from the Series. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2002, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 2002, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, until May 1, 2002, pursuant to an agreement with a Shareholder Service Agent, the Portfolio paid to such agent a fee at the effective annual rate of .10% of its average daily net assets for services provided to shareholders. Effective May 1, 2002, this fee is no longer charged to the Portfolio.

D. INVESTMENTS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $18,716
Gross Unrealized Depreciation...............................       --
                                                              -------
Net.........................................................  $18,716
                                                              =======

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2002.

                        THE U.S. SMALL CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.6%)
 *24/7 Media, Inc......................................     151,500    $       38,632
 *3-D Systems Corp.....................................      94,400         1,089,848
 *3TEC Energy Corp.....................................      97,400         1,465,383
 *A.C. Moore Arts & Crafts, Inc........................      11,400           485,013
 AAR Corp..............................................     543,350         6,215,924
 ABC Bancorp...........................................      20,280           299,029
 Abington Bancorp, Inc.................................      40,700           821,936
 *Ablest, Inc..........................................      16,800            67,200
 Abrams Industries, Inc................................      10,000            54,250
 *Abraxas Petroleum Corp...............................      62,600            46,950
 *Acceptance Insurance Companies, Inc..................     278,100         1,279,260
 *Access Worldwide Communications, Inc.................      13,200            10,032
 *#Accrue Software, Inc................................      89,800            21,103
 Aceto Corp............................................      86,926           938,801
 *Aclara Biosciences, Inc..............................     152,700           315,325
 *Acme Communications, Inc.............................     209,600         2,153,640
 *Acme United Corp.....................................       8,700            35,670
 *Acorn Products, Inc..................................      16,000             8,480
 *ACT Teleconferencing, Inc............................      85,100           302,956
 *Actionpoint, Inc.....................................      86,400           171,072
 *Active Power, Inc....................................     402,400         1,760,500
 Acuity Brands, Inc....................................      95,900         1,620,710
 Adams Resources & Energy, Inc.........................       6,600            52,965
 *ADE Corp.............................................     130,500         1,566,652
 *Adept Technology, Inc................................     206,600           555,754
 *Advance Lighting Technologies, Inc...................      95,500           108,392
 *Advanced Magnetics, Inc..............................      90,400           350,752
 Advanced Marketing Services, Inc......................      95,025         1,662,937
 Advanta Corp. Class A.................................     198,879         2,762,429
 Advanta Corp. Class B Non-Voting......................     333,097         4,546,774
 *Aehr Test Systems....................................      76,000           438,900
 *AEP Industries, Inc..................................      49,650         1,724,096
 *Aerovox, Inc.........................................      80,600               645
 *Aether Systems, Inc..................................     412,100         1,485,620
 *Aetrium, Inc.........................................     144,700           306,040
 *Aftermarket Technology Corp..........................      68,000         1,606,840
 *AG Services America, Inc.............................       2,900            37,337
 *Agco Corp............................................     921,000        19,110,750
 *AHL Services, Inc....................................     276,900           546,877
 *AHT Corp.............................................     164,200               575
 *Air Methods Corp.....................................      98,400         1,131,600
 Airborne, Inc.........................................     669,500        15,110,615
 *Airgas, Inc..........................................     916,500        14,938,950
 *Airnet Communications Corp...........................      14,500            18,850
 *Airnet Systems, Inc..................................     200,900         1,687,560
 *Airspan Networks, Inc................................      18,400            19,780
 *AK Steel Holding Corp................................     364,141         5,087,050
 *#Akamai Technologies, Inc............................     823,500         1,655,235
 Alamo Group, Inc......................................     122,700         2,061,360
 *Alamosa Holdings, Inc................................      89,300           387,873
 *Alaska Air Group, Inc................................     396,700        11,048,095
 *Alaska Communications Systems Group, Inc.............     259,300         1,789,170
 *Aldila, Inc..........................................     236,900           200,180
                                                            SHARES             VALUE+
                                                            ------             ------

 Alexander & Baldwin, Inc..............................     501,400    $   13,796,021
 Alfa Corp.............................................      72,100         1,979,505
 Alico, Inc............................................      81,000         2,306,880
 *All American Semiconductor, Inc......................      29,260           101,386
 *#Allegiance Telecom, Inc.............................     361,800           417,879
 Allegiant Bancorp, Inc................................      38,000           662,150
 Allen Organ Co. Class B...............................       5,000           208,975
 *Allen Telecom, Inc...................................     390,300         2,049,075
 *Alliance Semiconductor Corp..........................     550,900         4,864,447
 *Allied Healthcare Products, Inc......................     124,200           620,379
 *#Allied Holdings, Inc................................     111,535           585,559
 *Allied Research Corp.................................      64,400         1,412,936
 *Allou Health & Beauty Care, Inc. Class A.............      97,500           774,150
 *Allsctipts Healthcare Solutions, Inc.................     309,900         1,380,604
 *Alltrista Corp.......................................      96,100         3,569,154
 *Almost Family, Inc...................................      13,700           150,083
 *Alpha Technologies Group, Inc........................      82,112           203,227
 *Alphanet Solutions, Inc..............................      92,400           182,028
 Alpharma, Inc. Class A................................     388,500         8,022,525
 *#Alterra Healthcare Corp.............................     441,800            39,762
 *Ambassadors Group, Inc...............................     138,600         2,141,370
 *Ambassadors, Inc.....................................     149,800         1,380,407
 *AMC Entertainment, Inc...............................     124,200         1,812,078
 *Amcast Industrial Corp...............................     149,800           573,734
 Amcol International Corp..............................      33,300           191,475
 *Amerco, Inc..........................................     206,700         3,325,803
 *America West Holdings Corp. Class B..................     735,900         2,244,495
 *American Aircarriers Support, Inc....................      83,100                83
 American Biltrite, Inc................................      41,800           563,882
 #American Business Financial Services, Inc............      35,690           453,263
 *#American Classic Voyages Co.........................     302,500               302
 *American Ecology Corp................................      48,100           179,894
 American Financial Holdings, Inc......................      37,294         1,077,237
 American Greetings Corp. Class A......................     727,000        15,027,090
 *American Healthways, Inc.............................      35,000           891,800
 *American Homestar Corp...............................     100,600               352
 *American Indemnity Financial Escrow..................      14,200            14,200
 *American Medical Electronics, Inc. (Escrow-Bonus)....      20,800                 0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................      20,800                 0
 *American Medical Security Group, Inc.................     304,000         5,806,400
 *American Pacific Corp................................     104,300         1,098,279
 *American Physicians Capital, Inc.....................      93,300         1,557,177
 *American Physicians Services Group, Inc..............      39,500           158,592
 *American Retirement Corp.............................     279,800           850,592
 American Shared Hospital Services.....................       2,100             8,820
 *American Software, Inc. Class A......................     203,900           710,591
 *American Superconductor Corp.........................     201,500         1,441,732
 *American Technical Ceramics Corp.....................      70,400           464,640
 *American Tower Corp..................................     461,500         1,753,700
 American Vanguard Corp................................      11,357           224,301

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Americana Bancorp, Inc................................      26,030    $      380,559
 *America's Car-Mart, Inc..............................      70,800         1,039,344
 *Ameripath, Inc.......................................      67,900         2,006,105
 AmeriServe Financial, Inc.............................     244,800         1,230,120
 *Ameristar Casinos, Inc...............................      76,900         2,253,170
 Ameron, Inc...........................................      58,700         4,179,440
 AmerUs Group Co.......................................     250,685         8,886,783
 *#Ames Department Stores, Inc.........................     398,000            53,730
 *Amistar Corp.........................................      42,300            56,047
 Ampco-Pittsburgh Corp.................................     200,000         2,390,000
 *Amrep Corp...........................................      96,692           763,867
 *Amresco, Inc.........................................     136,700               547
 *Amtech Systems, Inc..................................       6,000            38,250
 *Amtran, Inc..........................................     191,600         2,141,130
 *Amwest Insurance Group, Inc..........................      67,290               542
 *Anadigics, Inc.......................................      86,700           934,192
 Analogic Corp.........................................      14,100           616,663
 Analysts International Corp...........................      76,100           370,226
 *Analytical Surveys, Inc..............................       8,300             2,531
 Anchor Bancorp Wisconsin, Inc.........................      96,702         2,196,102
 Andersons, Inc........................................      82,900         1,031,690
 *#Angeion Corp........................................       6,300             2,488
 Angelica Corp.........................................      90,200         1,546,930
 *Anicom, Inc..........................................     342,600               343
 *AnswerThink Consulting Group, Inc....................      80,100           418,522
 *Antigenics, Inc......................................       8,153            81,734
 *APA Optics, Inc......................................     110,000           242,000
 Apogee Enterprises, Inc...............................     440,100         6,143,796
 *Applica, Inc.........................................     351,700         3,573,272
 *Applied Extrusion Technologies, Inc..................     229,200         1,489,800
 *Applied Graphics Technologies, Inc...................     130,400            69,112
 Applied Industrial Technologies, Inc..................     470,000         9,282,500
 *Applied Innovation, Inc..............................      13,100            56,723
 *Applied Microsystems Corp............................     104,000            71,240
 *Applied Signal Technologies, Inc.....................     128,800         1,514,044
 *Apropos Technology, Inc..............................      10,200            23,205
 *Arch Capital Group, Ltd..............................      74,600         2,211,517
 Arch Chemicals, Inc...................................     304,700         7,084,275
 Arch Coal, Inc........................................     182,457         4,287,739
 Arctic Cat, Inc.......................................     120,300         2,406,601
 *Arena Pharmaceuticals, Inc...........................     271,600         2,057,370
 Argonaut Group, Inc...................................     290,100         6,206,689
 *Argonaut Technologoes, Inc...........................      12,700            17,272
 *#Ariba, Inc..........................................     713,400         2,108,097
 *Ark Restaurants Corp.................................      18,400           129,536
 *Arkansas Best Corp...................................     189,900         4,676,287
 *Arlington Hospitality, Inc...........................      70,000           216,650
 *#Armstrong Holdings, Inc.............................     567,500         1,736,550
 *Arqule, Inc..........................................     100,700           868,537
 *Arris Group, Inc.....................................      53,000           344,235
 Arrow Financial Corp..................................       1,832            54,346
 *Art Technology Group, Inc............................      55,300            73,272
 *Artesyn Technologies, Inc............................      98,800           747,916
 *Asante Technologies, Inc.............................      94,200            21,195
 ASB Financial Corp....................................      13,600           152,048
 *Ascent Assurance, Inc................................         222               234
 *Ascential Software Corp..............................   1,034,000         3,158,870
 *Ashworth, Inc........................................     232,000         2,086,840
 *Aspect Communications Corp...........................     610,400         2,896,348
 *Astea International, Inc.............................      66,100            59,159
 *Astec Industries, Inc................................      55,800           943,578
 Astro-Med, Inc........................................      53,275           221,091
                                                            SHARES             VALUE+
                                                            ------             ------

 *Astronics Corp.......................................      19,687    $      178,561
 *Astronics Corp. Class B..............................       7,756            73,100
 *Asyst Technologies, Inc..............................      45,200           768,852
 *Atchison Casting Corp................................     155,800            66,994
 *Athey Products Corp..................................      17,140               428
 Atlanta Sosnoff Capital Corp..........................      66,100           768,412
 *Atlantic American Corp...............................      42,900           111,325
 *Atlantis Plastics, Inc...............................      56,500           296,060
 *Atlas Air, Inc.......................................     380,300         3,262,974
 *ATP Oil & Gas Corp...................................     102,300           380,556
 *Atrion Corp..........................................      36,150         1,132,218
 *ATS Medical, Inc.....................................     138,300           228,886
 *Audio Visual Services Corp...........................     430,200               667
 *Audiovox Corp. Class A...............................     333,600         2,610,420
 *Ault, Inc............................................      93,300           455,304
 *Aurora Foods, Inc....................................     836,100         1,680,561
 *Auspex Systems, Inc..................................     264,100           145,255
 *autobytel.com, Inc...................................      27,000            97,470
 *Avalon Holding Corp. Class A.........................      25,112            70,565
 *Avanex Corp..........................................     267,000           687,525
 *Avatar Holdings, Inc.................................      53,300         1,391,130
 *Aviall, Inc..........................................     291,200         2,786,784
 *Avici System, Inc....................................     158,100           273,513
 *Avid Technology, Inc.................................     516,400         4,712,150
 *Avigen, Inc..........................................     197,600         1,716,156
 *Avocent Corp.........................................      27,200           617,712
 *Avteam, Inc. Class A.................................     175,500               614
 *Aware, Inc...........................................     186,100           689,500
 *Axeda Systems, Inc...................................      91,100           217,273
 *Axsys Technologies, Inc..............................      53,700           436,581
 *AXT, Inc.............................................     200,200         1,964,963
 *Aztar Corp...........................................     213,700         4,419,316
 *AZZ, Inc.............................................         600            11,130
 Badger Meter, Inc.....................................      21,200           662,500
 *Badger Paper Mills, Inc..............................      10,400            87,880
 Bairnco Corp..........................................     114,700           613,645
 *Baker (Michael) Corp.................................      80,800         1,250,784
 Baldwin & Lyons, Inc. Class B.........................      49,500         1,143,202
 *Baldwin Piano & Organ Co.............................      73,600               736
 *Baldwin Technology, Inc. Class A.....................     219,700           329,550
 *Ballantyne Omaha, Inc................................      34,600            30,275
 *Bally Total Fitness Holding Corp.....................      10,000           206,500
 *Baltek Corp..........................................       8,100            74,317
 *Bancinsurance Corp...................................      68,470           357,413
 Bancorp Connecticut, Inc..............................      47,400         1,324,830
 Bandag, Inc...........................................     150,700         4,822,400
 Bandag, Inc. Class A..................................     178,600         5,018,660
 *Bank United Financial Corp. Class A..................     325,200         5,796,690
 BankAtlantic Bancorp, Inc. Class A....................     168,883         1,883,045
 Banner Corp...........................................     269,401         5,898,535
 Barnes Group, Inc.....................................      20,000           464,000
 *Barrett Business Services, Inc.......................      84,800           307,824
 *Barry (R.G.) Corp....................................     150,764           866,893
 Bassett Furniture Industries, Inc.....................     191,550         3,581,985
 *Bay View Capital Corp................................     700,742         4,758,038
 *Baycorp Holdings, Ltd................................      44,000           530,200
 *Bayou Steel Corp. Class A............................     169,900           101,940
 *BCT International, Inc...............................      11,100             9,990
 *Beazer Homes USA, Inc................................      16,252         1,271,231
 *BEI Electronics, Inc.................................      81,000           552,015
 *Bel Fuse, Inc. Class A...............................      13,000           321,360
 Bel Fuse, Inc. Class B................................      72,600         1,950,036

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Bell Industries, Inc.................................     161,863    $      312,396
 *Bell Microproducts, Inc..............................     183,700         1,897,621
 *Benchmark Electronics, Inc...........................     190,300         5,709,000
 Berkley (W.R.) Corp...................................      33,400         1,969,598
 *#Bethlehem Steel Corp................................   1,580,500           632,200
 *Beverly Enterprises..................................   1,913,300        14,942,873
 *BF Enterprises, Inc..................................       2,300            19,768
 BHA Group Holdings, Inc. Class A......................      19,200           338,208
 *Big 4 Ranch, Inc.....................................      73,300                 0
 Big Lots, Inc.........................................      69,300         1,240,470
 *Bioanalytical Systems, Inc...........................      11,400            61,332
 *Biocryst Pharmaceuticals, Inc........................      36,000           109,440
 *Bionx Implants, Inc..................................     175,000           945,000
 *Bio-Rad Laboratories, Inc. Class A...................      48,050         2,126,693
 *Biosource International, Inc.........................     129,000           790,125
 *Birmingham Steel Corp................................     110,500            43,095
 Blair Corp............................................     131,300         3,010,709
 *Blonder Tongue Laboratories, Inc.....................      22,600            65,766
 *#Blue Rhino Corp.....................................      12,600           154,728
 *Bluegreen Corp.......................................     359,098         1,389,709
 BMC Industries, Inc...................................     463,500           579,375
 *BNS Co. Class A......................................      46,855           109,641
 Bob Evans Farms, Inc..................................     145,600         4,457,544
 *Boca Resorts, Inc....................................     661,600         8,547,872
 *#Bogen Communications International, Inc.............      17,200            53,922
 *Bolt Technology Corp.................................       4,400            20,020
 *Bombay Co., Inc......................................     718,040         3,583,020
 *Bon-Ton Stores, Inc..................................     211,300           887,460
 *Books-a-Million, Inc.................................     313,700         1,245,389
 Borg-Warner, Inc......................................      52,500         3,381,000
 *Boron, Lepore and Associates, Inc....................     220,600         3,515,261
 *Boston Biomedical, Inc...............................      56,300           264,610
 *Boston Communications Group, Inc.....................     294,500         2,591,600
 Bostonfed Bancorp, Inc................................      52,160         1,590,880
 *Bottomline Technologies, Inc.........................      45,800           339,149
 Bowl America, Inc. Class A............................      54,022           634,758
 Bowne & Co., Inc......................................     648,732         9,374,177
 *Boyd Gaming Corp.....................................     477,900         6,982,119
 *Brass Eagle, Inc.....................................     131,400           794,970
 *Braun Consulting, Inc................................     203,100         1,018,546
 *Brigham Exploration Co...............................      45,700           231,927
 *Brightpoint, Inc.....................................     180,200            63,971
 *BrightStar Information Technology Group, Inc.........     106,200             9,823
 *#Broadvision, Inc....................................      62,300            50,774
 *Broadwing, Inc.......................................      11,900            45,458
 Brookline Bancorp, Inc................................      11,000           277,255
 *Brookstone, Inc......................................     122,800         2,082,688
 *Brooktrout, Inc......................................     111,200           599,924
 *Brown (Tom), Inc.....................................     228,500         6,228,910
 Brown Shoe Company, Inc...............................     330,800         7,939,200
 Brush Engineered Materials, Inc.......................     257,209         3,356,577
 BSB Bancorp, Inc......................................     157,631         4,717,896
 *BSQUARE Corp.........................................     146,200           341,377
 *BTU International, Inc...............................      86,900           403,650
 *Buckeye Technology, Inc..............................     254,300         2,642,177
 *Buckhead America Corp................................      15,700             2,669
 *Building Materials Holding Corp......................     252,300         3,858,928
 *Bull Run Corp........................................      85,600            78,324
 Burlington Coat Factory Warehouse Corp................     645,040        14,771,416
                                                            SHARES             VALUE+
                                                            ------             ------

 Bush Industries, Inc. Class A.........................      43,900    $      443,829
 *Butler International, Inc............................     114,800           273,224
 Butler Manufacturing Co...............................      95,600         2,433,976
 *BWAY Corp............................................     166,200         2,592,720
 Cabot Oil & Gas Corp. Class A.........................     223,800         5,136,210
 *CacheFlow, Inc.......................................     154,500            94,245
 Cadmus Communications Corp............................     120,300         1,564,501
 Calgon Carbon Corp....................................     651,700         5,506,865
 *Caliber Learning Network, Inc........................     267,100               401
 *Calico Commerce, Inc.................................      30,000             9,150
 *California Coastal Communities, Inc..................      57,300           278,478
 California First National Bancorp.....................      62,000           894,350
 *Caliper Technologies Corp............................     128,200           939,065
 *Callon Petroleum Corp................................     151,200           763,560
 Cal-Maine Foods, Inc..................................     102,900           365,295
 Camco Financial Corp..................................       8,183           117,631
 *Candela Laser Corp...................................      53,500           312,172
 *Cannon Express, Inc. Class A.........................       6,700             5,695
 *Cannondale Corp......................................     136,900           423,021
 *Canterbury Information Technology, Inc...............       5,900             5,398
 *Capital Corp. of the West............................       6,174           132,000
 *Capital Crossing Bank................................      75,100         1,800,522
 *Capital Pacific Holdings, Inc........................     180,700           767,975
 *Capital Senior Living Corp...........................     357,200         1,210,908
 *Capital Trust, Inc...................................     105,400           521,730
 Capitol Bancorp, Ltd..................................      41,672           987,418
 *Caprius, Inc.........................................       1,439               130
 *Capstone Turbine Corp................................     295,200           717,336
 *Captaris, Inc........................................     157,900           457,120
 Caraustar Industries, Inc.............................     334,900         4,352,025
 *Carbide/Graphite Group, Inc..........................     159,700                16
 *Carecentric, Inc.....................................      29,400            15,876
 *Career Blazers, Inc. Trust Units.....................       9,540                 0
 *Carlyle Industries, Inc..............................      29,312            10,113
 Carpenter Technology Corp.............................     479,900        14,037,075
 *Carreker Corp........................................      69,400           677,344
 *Carriage Services, Inc. Class A......................     226,000           978,580
 *Carrier Access Corp..................................     104,500           279,537
 *Carrington Laboratories, Inc.........................     121,900           201,135
 *Carrizo Oil & Gas, Inc...............................      20,500            96,862
 *Cascade Corp.........................................     138,150         1,934,100
 *Casella Waste Systems, Inc. Class A..................     246,800         2,849,306
 Casey's General Stores, Inc...........................      42,700           509,197
 Cash America International, Inc.......................     400,300         3,342,505
 Castle (A.M.) & Co....................................     210,730         2,206,343
 *Castle Dental Centers, Inc...........................      36,400             3,640
 Castle Energy Corp....................................     142,700           899,723
 *Casual Male Corp.....................................     254,318               254
 Catalina Lighting, Inc................................      22,040           124,636
 *Catalytica Energy Systems, Inc.......................     104,500           395,532
 Cato Corp. Class A....................................      34,500           935,467
 *Cavalier Homes, Inc..................................     352,281         1,211,847
 CBRL Group, Inc.......................................       4,400           146,344
 *CCA Industries, Inc..................................      40,800            68,952
 CCBT Financial Companies, Inc.........................      13,200           338,646
 *CDI Corp.............................................     129,200         3,615,016
 *Celadon Group, Inc...................................     127,900         1,438,235
 *Celebrity, Inc.......................................      26,325             7,897
 *Celeritek, Inc.......................................     168,500         1,413,715
 *Cell Genesys, Inc....................................     137,600         1,919,520
 Centex Construction Products, Inc.....................      16,000           668,320

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Central Bancorp, Inc..................................      23,700    $      728,775
 *Central Garden & Pet Co..............................     368,300         5,406,644
 Central Parking Corp..................................     228,200         5,613,720
 Century Aluminum Co...................................     337,500         5,481,000
 *Century Business Services, Inc.......................     707,800         2,445,449
 *Ceradyne, Inc........................................      95,000           752,400
 *Ceres Group, Inc.....................................      43,400           187,705
 CFS Bancorp, Inc......................................     107,000         1,503,350
 *#CGI Group, Inc......................................      33,076           177,949
 CH Energy Group, Inc..................................         100             4,961
 *Champion Enterprises, Inc............................     893,900         7,169,078
 Champion Industries, Inc..............................      72,100           211,253
 *Champps Entertainment, Inc...........................     121,700         1,650,860
 *Channell Commercial Corp.............................      17,600           115,280
 *Charming Shoppes, Inc................................   1,793,200        13,906,266
 *Chart House Enterprises, Inc.........................      25,350            95,062
 *Chart Industries, Inc................................       2,600             6,916
 *Chase Industries, Inc................................     123,150         1,564,005
 *Checkers Drive-In Restaurant, Inc....................     138,621         1,697,414
 *#CheckFree Corp......................................      47,100           999,226
 *Checkpoint System, Inc...............................     537,300         7,060,122
 Chemed Corp...........................................     109,500         4,018,650
 Chemfirst, Inc........................................      76,600         2,137,140
 Chesapeake Corp.......................................     214,600         5,970,172
 *Chesapeake Energy Corp...............................     865,100         6,505,552
 Chester Valley Bancorp................................       1,444            22,779
 Chicago Rivet & Machine Co............................      10,800           287,280
 *Childtime Learning Centers, Inc......................      43,500           131,805
 *Chiles Offshore, Inc.................................      17,100           460,845
 *Chromcraft Revington, Inc............................      17,700           273,819
 *Chronimed, Inc.......................................     110,500           637,585
 *#Chyron Corp.........................................      89,500            55,490
 *Ciber, Inc...........................................      60,200           462,938
 *Ciprico, Inc.........................................      70,900           377,188
 CIRCOR International, Inc.............................     157,800         3,473,178
 *#Circuit City Stores, Inc. (Carmax Group)............     213,500         5,651,345
 *Circuit Systems, Inc.................................      44,900               337
 Citizens Banking Corp.................................      26,850           882,962
 *Citizens, Inc. Class A...............................      94,402           849,621
 *City Holding Co......................................     116,300         2,157,946
 *CKE Restaurants, Inc.................................     977,300         9,773,000
 *Clare, Inc...........................................     197,000           788,985
 *Clarus Corp..........................................     187,300         1,122,863
 Classic Vacation Group, Inc...........................     169,000            16,900
 *Clean Harbors, Inc...................................     166,100         1,298,902
 Cleveland Cliffs, Inc.................................     191,300         5,469,267
 CNA Surety Corp.......................................      64,500           975,240
 *CNET Networks, Inc...................................     251,700           781,528
 *CNS, Inc.............................................     235,700         1,382,380
 Coachmen Industries, Inc..............................     272,600         4,688,720
 *Coast Dental Services, Inc...........................      48,533           254,556
 *Coast Distribution System............................      90,200           270,600
 Coastal Bancorp, Inc..................................     116,900         3,789,898
 *Coastcast Corp.......................................     101,900           254,750
 *Cobalt Corp..........................................     317,400         6,522,570
 *Cobra Electronic Corp................................      80,800           679,932
 *#Coeur d'Alene Mines Corp............................     384,800           711,880
 *Cogent Communications Group, Inc.....................      11,754            30,560
 *Cognitronics Corp....................................       7,700            23,100
 *Cohesion Technologies, Inc...........................     168,900           397,759
 *Cold Metal Products, Inc.............................      66,000            26,400
                                                            SHARES             VALUE+
                                                            ------             ------

 *Cole National Corp. Class A..........................     206,900    $    3,848,340
 Collins Industries, Inc...............................      28,200           141,000
 *Colorado Medtech, Inc................................      99,300           317,318
 *Columbia Banking System, Inc.........................     139,099         1,596,161
 Columbus McKinnon Corp................................     195,900         1,918,840
 *Com21, Inc...........................................      55,300            42,857
 *Comarco, Inc.........................................      12,800            99,520
 *Comdial Corp.........................................     152,300            57,112
 *Comforce Corp........................................      64,700            77,640
 *Comfort Systems USA, Inc.............................     540,100         2,538,470
 *Commerce One, Inc....................................     578,600           428,164
 Commercial Bancshares, Inc............................      27,834           789,790
 Commercial Metals Co..................................     233,633        10,723,755
 Commercial National Financial Corp....................      12,500           260,625
 Commonwealth Bancorp, Inc.............................     169,100         4,762,701
 Commonwealth Industries, Inc..........................     362,700         2,616,880
 Communications Systems, Inc...........................       7,100            60,030
 Community Bank System, Inc............................      58,000         1,803,800
 Community Financial Group, Inc........................      12,800           310,784
 Community Trust Bancorp, Inc..........................      82,407         2,067,180
 *Community West Bancshares............................       7,200            35,640
 *Compucom Systems, Inc................................     746,700         2,971,866
 *CompuCredit Corp.....................................     267,700         1,860,515
 *Computer Horizons Corp...............................     440,700         1,914,841
 *#Computer Learning Centers, Inc......................      43,300                74
 *Computer Motion, Inc.................................      35,100            50,895
 *Computer Network Technology Corp.....................      75,000           631,125
 *Computer Task Group, Inc.............................      33,700           155,020
 CompX International, Inc..............................      37,300           462,520
 *Comshare, Inc........................................     123,750           324,225
 *Comstock Resources, Inc..............................     414,500         3,423,770
 *Comtech Telecommunications Corp......................      21,500           212,312
 *Concord Camera Corp..................................     266,700         1,845,564
 *#Cone Mills Corp.....................................     555,000         1,942,500
 *Congoleum Corp. Class A..............................      97,400           272,720
 *Conmed Corp..........................................     309,041         7,369,083
 *#Conseco, Inc........................................   1,425,200         3,976,308
 *Consolidated Freightways Corp........................     411,500         1,302,397
 *Consolidated Graphics, Inc...........................     196,600         3,951,660
 *Continental Materials Corp...........................       4,600           124,660
 *Convera Corp.........................................      37,600           143,068
 *#Cooker Restaurant Corp..............................     135,000            12,825
 Cooper Tire & Rubber Co...............................     563,300        12,865,772
 Cooperative Bankshares, Inc...........................      20,800           327,704
 *CoorsTek, Inc........................................      36,900         1,242,238
 *Copper Mountain Networks, Inc........................      19,300            16,308
 *Core Materials Corp..................................         500             1,100
 *Corixa Corp..........................................     258,500         1,699,637
 Corn Products International, Inc......................     322,800        10,942,920
 *Cornell Companies, Inc...............................     170,700         1,877,700
 *Correctional Services Corp...........................     135,800           305,550
 *Corrections Corporation of America...................     128,800         2,089,136
 *Corrpro Companies, Inc...............................     123,575           148,290
 Corus Bankshares, Inc.................................      24,900         1,239,273
 *Corvas International, Inc............................      60,500           154,577
 *Cost-U-Less, Inc.....................................      35,000            66,325
 Cotton States Life Insurance Co.......................       8,300            82,128
 Courier Corp..........................................      18,300           796,965
 *#Covanta Energy Corp.................................     413,696            13,445
 *Covenant Transport, Inc. Class A.....................     246,800         3,906,844
 *Coventry Health Care, Inc............................      42,500         1,319,625
 *Cover-All Technologies, Inc..........................      31,901             8,773

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Covest Bancshares, Inc................................      48,825    $    1,081,474
 CPAC, Inc.............................................      81,600           574,464
 CPB, Inc..............................................     107,000         4,566,760
 CPI Corp..............................................      84,600         1,517,724
 *Credence Systems Corp................................     100,160         1,898,533
 *Credit Acceptance Corp...............................     741,300        10,063,147
 *Crestline Capital Corp...............................      30,200         1,025,290
 *Criticare Systems, Inc...............................      91,000           505,505
 Crompton Corp.........................................     152,800         1,729,696
 *Cross (A.T.) Co. Class A.............................     234,300         1,757,250
 *#Cross Media Marketing Corp..........................      12,222           146,542
 *Crossroads Systems, Inc..............................     139,800           221,583
 *Crown Castle International Corp......................     571,600         2,572,200
 *#Crown Cork & Seal Co., Inc..........................   1,441,600        11,965,280
 *Crown Crafts, Inc....................................     170,700           125,464
 *Crown-Andersen, Inc..................................      22,900           141,407
 *CSK Auto Corp........................................     445,200         7,118,748
 *CSP, Inc.............................................      40,800           137,292
 *CSS Industries, Inc..................................     179,900         6,623,918
 *CTB International Corp...............................      74,000         1,248,010
 Cubic Corp............................................     133,050         3,593,680
 *Culp, Inc............................................     192,818         2,456,501
 *Cumulus Media, Inc. Class A..........................     501,900        10,803,397
 *Curative Health Services, Inc........................      63,200           880,376
 *Curis, Inc...........................................     116,500           150,867
 *Curon Medical, Inc...................................       1,200             4,236
 Curtiss-Wright Corp...................................      86,300         6,144,560
 *Cutter & Buck, Inc...................................     133,900           937,969
 *Cyberoptics Corp.....................................      37,200           424,080
 *Cybersource Corp.....................................     158,500           368,512
 *Cybex International, Inc.............................     114,200           228,400
 *Cylink Corp..........................................      43,900            35,559
 *Cysive, Inc..........................................     376,000           896,760
 *Cytrx Corp...........................................       2,800             2,366
 *D A Consulting Group, Inc............................     118,900            97,498
 *Dairy Mart Convenience Stores, Inc...................       9,000             1,395
 *Daisytek International Corp..........................      82,300         1,169,894
 *Dan River, Inc. Class A..............................     452,200         1,826,888
 *Danielson Holding Corp...............................      57,000           359,100
 *Data I/O Corp........................................      90,600           108,267
 *Data Systems & Software, Inc.........................      91,400           336,809
 *#Datakey, Inc........................................       6,700            19,296
 *Dataram Corp.........................................      32,780           190,452
 *DataTRAK International, Inc..........................      59,200           174,344
 *Datum, Inc...........................................      84,400         1,094,246
 *Dave and Busters, Inc................................     182,140         2,209,358
 *Dawson Geophysical Co................................      64,800           492,480
 *Daxor Corp...........................................      51,900           941,985
 Deb Shops, Inc........................................      93,400         3,095,743
 *Deckers Outdoor Corp.................................     123,800           570,099
 *Decora Industries, Inc...............................       4,200               189
 Decorator Industries, Inc.............................      22,132           132,128
 *Del Global Technologies Corp.........................     177,800           696,976
 *dELiA*s Corp. Class A................................     294,358         1,772,035
 *Delphax Technologies, Inc............................      70,700           284,921
 Delphi Financial Group, Inc. Class A..................     134,333         5,641,986
 Delta Apparel, Inc....................................      52,000         1,435,200
 *#Delta Financial Corp................................     144,900           214,452
 Delta Natural Gas Co., Inc............................      26,100           571,068
 *Delta Woodside Industries, Inc.......................     130,000           305,500
 Deltic Timber Corp....................................     107,400         3,442,170
 *Denali, Inc..........................................      69,500             5,907
                                                            SHARES             VALUE+
                                                            ------             ------

 *Denbury Resources, Inc...............................      72,100    $      669,088
 *Dendreon Corp........................................      29,500            87,320
 *Department 56, Inc...................................     136,300         2,453,400
 *Designs, Inc.........................................     189,800         1,345,682
 *Detrex Corp..........................................      12,800            81,280
 *Devcon International Corp............................      52,400           358,154
 *DiamondCluster International, Inc....................     264,900         2,116,551
 *Diedrich Coffee, Inc.................................          13                44
 *Digex, Inc...........................................     158,900           116,791
 *Digi International, Inc..............................     339,200         1,536,576
 *DigitalThink Inc.....................................     105,100           163,956
 Dime Community Bancorp, Inc...........................     201,400         4,858,775
 Dimon, Inc............................................     890,500         6,340,360
 *Diodes, Inc..........................................      49,650           424,756
 *Discovery Partners International.....................     142,300           847,396
 *Ditech Communications Corp...........................     403,600         1,208,782
 *Diversified Corporate Resources, Inc.................       5,000             2,850
 *Dixie Group, Inc.....................................     185,919         1,248,446
 *Dixon Ticonderoga Co.................................      30,150            46,732
 *Dobson Communications Corp...........................      39,400            93,969
 *#Docent, Inc.........................................      99,100           191,263
 *Dollar Thrifty Automotive Group, Inc.................     468,000        10,876,320
 *Dominion Homes, Inc..................................      76,400         1,768,660
 Donegal Group, Inc. Class A...........................      62,496           712,142
 Donegal Group, Inc. Class B...........................      28,948           311,770
 Donnelly Corp. Class A................................      78,525         1,545,372
 Downey Financial Corp.................................      23,413         1,275,774
 DQE, Inc..............................................       1,600            28,288
 *Dress Barn, Inc......................................     227,623         7,221,340
 *Drew Industries, Inc.................................      11,200           173,600
 *Drugstore.com, Inc...................................     196,900           530,645
 *DT Industries, Inc...................................     214,200           956,403
 *Duckwall-Alco Stores, Inc............................     103,200         1,473,180
 *Ducommun, Inc........................................      62,600         1,189,400
 *Dura Automotive Systems, Inc.........................     311,763         6,938,286
 *DUSA Pharmaceuticals, Inc............................     220,200           496,551
 *DVI, Inc.............................................     232,700         4,546,958
 *Dwyer Group, Inc.....................................       9,200            38,364
 *Dyax Corp............................................     318,600         1,295,109
 *Dycom Industries, Inc................................      51,932           685,502
 *#E Com Ventures, Inc.................................       6,750            36,551
 *E.piphany, Inc.......................................     125,500           523,335
 *Eagle Bancshares, Inc................................      71,600         1,851,934
 *Eagle Food Centers, Inc..............................      31,075            28,900
 *EarthLink, Inc.......................................      63,300           416,830
 Eastern Co............................................      29,400           452,760
 *#EasyLink Services Corp..............................         640               758
 *eBenX, Inc...........................................     328,600         1,311,114
 *eBT International, Inc...............................     285,300           102,708
 *ECC International Corp...............................     103,600           331,520
 Ecology & Environment, Inc. Class A...................      23,700           265,440
 *Ecometry Corp........................................       8,700            24,142
 Edelbrock Corp........................................      93,940         1,209,477
 *Eden Bioscience Corp.................................      83,100           167,862
 *Edge Petroleum Corp..................................      93,400           551,527
 *Edgewater Technology, Inc............................     248,188         1,003,920
 *Educational Insights, Inc............................      49,300            19,966
 EFC Bancorp, Inc......................................       5,000            85,800
 *EGL, Inc.............................................       4,000            66,060
 *El Paso Electric Co..................................      33,500           493,455
 *Elcom International, Inc.............................      11,600             6,902
 *Elcotel, Inc.........................................      11,900                54

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Elder-Beerman Stores Corp............................     214,500    $      659,587
 *Electro Rent Corp....................................     136,200         1,738,593
 *Electroglas, Inc.....................................      86,500         1,219,650
 *Elite Information Group, Inc.........................     169,100         1,935,349
 *Elizabeth Arden, Inc.................................      23,200           304,036
 *eLOT, Inc............................................     164,600             3,210
 *eLoyalty Corp........................................      28,400           165,288
 *ELXSI Corp...........................................      27,900           198,090
 EMC Insurance Group, Inc..............................     124,900         2,674,733
 *Emcee Broadcast Products, Inc........................      50,000            31,500
 *Emcor Group, Inc.....................................      17,000           959,990
 *Emmis Broadcasting Corp. Class A.....................     146,900         4,347,505
 Empire District Electric Co...........................      16,400           328,000
 *EMS Technologies, Inc................................      48,050         1,074,638
 *#En Pointe Technologies, Inc.........................      48,500            50,440
 *Encompass Services Corp..............................     972,475           894,677
 *Encore Wire Corp.....................................      93,000         1,265,265
 Energen Corp..........................................     139,600         3,799,912
 *Energy Partners, Ltd.................................      10,000            74,600
 *Enesco Group, Inc....................................     296,900         2,090,176
 *Enserch Corp.........................................     848,618         1,739,667
 *#Entrada Networks, Inc...............................      33,980             9,005
 *Entravision Communications Corp......................     725,500        11,375,840
 *Entrust Technologies, Inc............................     142,500           570,712
 *Environmental Elements Corp..........................      14,500            45,675
 *Environmental Technologies Corp......................      35,800            12,172
 *ePlus, Inc...........................................      45,000           409,050
 *ePresence, Inc.......................................     311,900         1,338,051
 *Equity Marketing, Inc................................       4,100            55,001
 *Equity Oil Co........................................     180,300           403,872
 *Esco Technologies, Inc...............................     240,300         8,533,053
 Espey Manufacturing & Electronics Corp................       3,800            76,000
 *Essential Therapeutics, Inc..........................      66,100           170,207
 *Esterline Technologies Corp..........................     284,942         5,912,546
 *Ethyl Corp...........................................   1,109,100         1,164,555
 *Evans & Sutherland Computer Corp.....................     184,000         1,652,320
 *Evergreen Solar, Inc.................................     112,200           270,963
 *Evolving Systems, Inc................................       4,400             2,222
 *Exabyte Corp.........................................     361,100           348,461
 *eXcelon Corp.........................................      12,756            13,840
 *Exelixis, Inc........................................      51,692           401,647
 *Exponent, Inc........................................      81,800         1,046,222
 *Extended Stay America, Inc...........................     535,600         8,574,956
 *Extended Systems, Inc................................      21,500            84,817
 *Extensity, Inc.......................................     171,900           230,346
 *Ezcorp, Inc. Class A Non-Voting......................     237,900           825,513
 *E-Z-Em, Inc. Class A.................................      42,100           463,100
 *E-Z-Em, Inc. Class B.................................       3,843            34,683
 Fab Industries, Inc...................................      82,381         1,491,096
 *Fairchild Corp. Class A..............................     466,029         1,798,872
 Falcon Products, Inc..................................     135,300           715,737
 *#FalconStor Software, Inc............................      50,100           246,742
 Farmer Brothers Co....................................         484           166,980
 *Faro Technologies, Inc...............................      37,400            82,280
 FBL Financial Group, Inc. Class A.....................     496,700         9,824,726
 *Featherlite Manufacturing, Inc.......................      27,900            89,419
 Fedders Corp..........................................      61,000           173,850
 Federal Screw Works...................................       2,500            99,237
 *#Federal-Mogul Corp..................................     860,700           580,972
 *FEI Co...............................................       1,650            44,294
 FFLC Bancorp..........................................      50,833         1,362,070
                                                            SHARES             VALUE+
                                                            ------             ------

 *Fibermark, Inc.......................................     105,150    $      854,869
 *Fiberstars, Inc......................................      12,900            60,372
 Fidelity Bancorp, Inc.................................      46,550         1,028,755
 Fidelity Bankshares, Inc..............................      19,332           389,636
 *Fidelity Federal Bancorp.............................      20,000            53,000
 Fidelity National Corp................................      95,400         1,009,809
 *#Finisar Corp........................................      76,000           197,980
 *Finish Line, Inc. Class A............................     336,500         5,234,257
 *Finishmaster, Inc....................................     120,000         1,529,400
 *Finlay Enterprises, Inc..............................      50,800           794,004
 *Firebrand Financial Group, Inc.......................      86,400             2,592
 First American Financial Corp.........................      78,000         1,731,600
 *First Aviation Services, Inc.........................       9,000            42,525
 First Bancorp.........................................      60,469         1,395,625
 First Bell Bancorp, Inc...............................      56,000         1,001,560
 *First Cash, Inc......................................     131,900         1,370,441
 First Charter Corp....................................      13,700           250,025
 *First Cincinati, Inc.................................      50,500                50
 First Citizens Bancshares, Inc........................       5,700           639,340
 First Defiance Financial Corp.........................     128,500         2,597,627
 First Essex Bancorp...................................      95,700         2,961,915
 First Federal Bancshares of Arkansas, Inc.............      56,900         1,449,527
 First Federal Capital Corp............................     127,620         2,710,011
 First Financial Holdings, Inc.........................      26,600           777,917
 First Indiana Corp....................................     116,132         2,301,736
 *First Investors Financial Services Group, Inc........     120,900           465,465
 First Keystone Financial, Inc.........................      37,300           623,096
 *First Mariner Bank Corp..............................      43,600           512,300
 First Midwest Financial, Inc..........................      25,200           350,280
 First Niagara Financial Group, Inc....................      27,900           708,799
 First Oak Brook Bancshares, Inc. Class A..............      29,000           922,055
 First Place Financial Corp............................     134,445         2,330,604
 *First Republic Bank..................................     150,378         4,938,414
 First Sentinel Bancorp, Inc...........................     237,300         3,291,351
 FirstBank NW Corp.....................................      10,600           202,937
 FirstFed America Bancorp, Inc.........................      38,833         1,003,833
 *FirstFed Financial Corp..............................     331,200         9,770,400
 *Firstwave Technologies, Inc..........................      15,233           187,675
 *Fischer Imaging Corp.................................      46,600           475,320
 Flag Financial Corp...................................      27,550           282,387
 Flagstar Bancorp, Inc.................................     197,650         5,603,377
 *Flander Corp.........................................     579,000         1,082,730
 #Fleetwood Enterprises, Inc...........................     580,100         6,027,239
 #Fleming Companies, Inc...............................     180,472         3,995,650
 Flexsteel Industries, Inc.............................      90,400         1,466,740
 *Florsheim Group, Inc.................................      81,700             1,838
 *Flowers Foods, Inc...................................      52,000         1,331,720
 Flushing Financial Corp...............................     205,875         3,904,419
 FNB Financial Services Corp...........................      11,900           198,908
 *#Focal Communications Corp...........................      15,600            56,082
 *FOCUS Enhancements, Inc..............................      50,460            79,222
 *Foodarama Supermarkets, Inc..........................      11,400           504,165
 Foothill Independent Bancorp..........................      49,025           843,230
 *Forest Oil Corp......................................      99,205         2,902,738
 *Forgent Networks, Inc................................     369,300         1,185,453
 *Fortune Financial, Inc...............................      86,300                 9
 *Foster (L.B.) Co. Class A............................     162,400           903,756
 *#Foster Wheeler, Ltd.................................     927,100         1,557,528
 *#FPIC Insurance Group, Inc...........................     168,300         2,614,540

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Frankfort First Bancorp, Inc..........................      24,650    $      445,179
 Franklin Bank National Associaton.....................      49,283           951,162
 *Franklin Covey Co....................................     352,700         1,072,208
 *Franklin Electronic Publishers, Inc..................     112,300           179,680
 Fremont General Corp..................................   1,224,600         5,437,224
 Frequency Electronics, Inc............................      86,000           967,500
 *Fresh America Corp...................................      32,200             5,635
 Fresh Brands, Inc.....................................       2,900            54,157
 *Fresh Choice, Inc....................................      65,100           156,240
 *#Friede Goldman Halter, Inc..........................     471,245            40,291
 *Friedman Billings Ramsey Group, Inc. Class A.........     229,100         2,222,270
 Friedman Industries, Inc..............................     108,195           302,946
 Friedmans, Inc. Class A...............................     240,500         2,827,077
 Frisch's Restaurants, Inc.............................      92,392         1,838,601
 *Frozen Food Express Industries, Inc..................     328,600           918,437
 FSF Financial Corp....................................       9,400           213,850
 *FSI International, Inc...............................     317,800         3,087,427
 GA Financial, Inc.....................................      68,200         1,302,620
 *Gadzooks, Inc........................................     117,900         1,506,172
 *Galey & Lord, Inc....................................     186,300            12,575
 *GameTech International, Inc..........................      58,900           292,733
 Garan, Inc............................................      52,000         2,823,600
 *Garden Fresh Restaurant Corp.........................      77,000         1,006,775
 *Gart Sports Co.......................................      55,687         1,740,497
 *Gaylord Entertainment Co.............................     372,500         9,640,300
 GBC Bancorp...........................................      50,400         1,464,624
 *GC Companies, Inc....................................     135,900            58,437
 *Geerling & Wade, Inc.................................      27,500            33,962
 *Gehl Co..............................................     109,800         1,600,335
 *Genaissance Pharmaceuticals, Inc.....................     148,400           207,018
 Gencorp, Inc..........................................     191,000         2,788,600
 *General Binding Corp.................................      15,900           315,138
 General Cable Corp....................................     202,100         2,172,575
 *General Communications, Inc. Class A.................     700,000         6,303,500
 *General Datacomm Industries, Inc.....................      20,100             1,608
 *Genesee & Wyoming, Inc...............................      88,425         2,058,976
 *#Genesis Microchip, Inc..............................      28,556           468,176
 *Genlyte Group, Inc...................................      78,900         3,333,130
 *Genome Therapeutics Corp.............................      13,100            41,396
 *GenStar Therapeutics Corp............................       5,200             3,016
 *Gentiva Health Services, Inc.........................      70,175         1,793,322
 *Genzyme Transgenics Corp.............................     298,600           524,043
 *Gerber Childrenswear, Inc............................      49,900           341,316
 *Gerber Scientific, Inc...............................     397,700         1,590,800
 *Giant Group, Ltd.....................................      50,600            61,985
 *Giant Industries, Inc................................     185,200         1,518,640
 Gibraltar Steel Corp..................................     126,100         2,969,024
 *Giga-Tronics, Inc....................................      28,800            73,728
 *G-III Apparel Group, Ltd.............................      98,600           803,590
 *Gish Biomedical, Inc.................................      47,900            27,303
 Glatfelter (P.H.) Co..................................     677,200        12,771,992
 *Glenayre Technologies, Inc...........................   1,007,600         1,420,716
 *Globecomm Systems, Inc...............................      14,200            70,929
 *GlobespanVirata, Inc.................................     128,600           601,432
 *#GoAmerica, Inc......................................     803,900           450,184
 Golden Enterprises, Inc...............................      17,200            75,508
 *Golden State Vintners, Inc...........................      82,600           332,465
 *Good Guys, Inc.......................................     373,600         1,455,172
 *Goodys Family Clothing, Inc..........................     446,800         4,555,126
 Gorman-Rupp Co........................................      44,000         1,273,800
                                                            SHARES             VALUE+
                                                            ------             ------

 *Gottschalks, Inc.....................................     223,800    $      760,920
 *GP Strategies Corp...................................     222,665         1,115,552
 *Gradco Systems, Inc..................................      66,050            11,559
 *Graham Corp..........................................      25,950           268,582
 Granite State Bankshares, Inc.........................      22,800           731,766
 *Graphic Packaging International Corp.................     622,200         4,479,840
 Gray Communications Systems, Inc......................      41,150           681,032
 Great American Financial Resources, Inc...............      95,000         1,672,000
 *Great Atlantic & Pacific Tea Co., Inc................     633,500        14,614,845
 *Greenbriar Corp......................................         535             7,035
 Greenbrier Companies, Inc.............................     237,300         1,720,425
 *Griffin Land & Nurseries, Inc. Class A...............      25,000           421,000
 *Griffon Corp.........................................     476,380         8,241,374
 *Group 1 Software, Inc................................      25,350           359,590
 *GTSI Corp............................................     147,300         1,281,510
 Guaranty Federal Bancshares, Inc......................      15,300           212,287
 *Guaranty Financial Corp..............................      20,500           261,682
 *Guilford Mills, Inc..................................     350,800            80,684
 *Guilford Pharmaceuticals, Inc........................     114,800           758,254
 *Gulfmark Offshore, Inc...............................     101,800         4,309,703
 *Gundle/SLT Environmental, Inc........................     242,500         1,714,475
 *Gymboree Corp........................................      30,700           504,247
 Haggar Corp...........................................     102,625         1,620,449
 *Halifax Corp.........................................      24,000            97,200
 *Hall Kinion Associates, Inc..........................      59,300           700,629
 *Hallwood Group, Inc..................................         100               665
 *Ha-Lo Industries, Inc................................     223,600             3,354
 *Hamilton Bancorp, Inc................................      13,000               390
 *Hampshire Group, Ltd.................................      19,100           408,167
 Hancock Fabrics, Inc..................................     122,900         2,283,482
 Hancock Holding Co....................................       1,600            94,960
 *Handleman Co.........................................     472,936         5,675,232
 *Hanger Orthopedic Group, Inc.........................     311,000         4,633,900
 *#Hanover Compressor Co...............................      79,100         1,034,628
 Harbor Florida Bancshares, Inc........................      14,700           335,968
 Hardinge, Inc.........................................     148,600         1,782,457
 *Harken Energy Corp...................................       6,600             5,148
 Harleysville Group, Inc...............................     460,200        12,487,527
 *Harmonic Lightwaves, Inc.............................       4,100            23,903
 *Harolds Stores, Inc..................................       2,000             5,550
 *Harris Interactive, Inc..............................      21,300            78,490
 *Hartmarx Corp........................................     696,000         1,733,040
 *Harvest Natural Resources, Inc.......................     328,500         1,445,400
 *Hastings Entertainment, Inc..........................     174,000         1,364,160
 *Hastings Manufacturing Co............................       1,700            17,527
 *Hathaway Corp........................................      45,300           125,028
 *Hauser, Inc..........................................      42,275            16,064
 Haverty Furniture Co., Inc............................     280,200         5,108,046
 *Hawaiian Airlines, Inc...............................     568,200         2,045,520
 *Hawk Corp............................................     184,600           803,010
 *Hawthorne Financial Corp.............................      85,700         2,591,996
 *#Hayes Lemmerz International, Inc....................       1,700               263
 *Headway Corporate Resources, Inc.....................     105,500             8,440
 *Health Management Systems, Inc.......................     276,400           928,704
 *Health Risk Management, Inc..........................      72,700                73
 *Healthcare Services Group, Inc.......................     184,100         2,547,023
 *Healthcor Holdings, Inc..............................      65,300               392
 *Hector Communications Corp...........................       9,500           122,550
 *HEI, Inc.............................................       1,300             9,867
 Heico Corp............................................      14,900           211,580
 Heico Corp. Class A...................................       3,129            38,330

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Heidrick & Struggles International, Inc..............     134,300    $    2,919,682
 Herbalife International, Inc. Class A.................       8,500           163,455
 *Hercules, Inc........................................     314,100         3,954,519
 Heritage Financial Corp...............................      24,100           380,177
 *Herley Industries, Inc...............................      31,399           644,475
 *Hexcel Corp..........................................     599,250         2,804,490
 HF Financial Corp.....................................      49,650           650,415
 *Highlands Insurance Group, Inc.......................     120,910               907
 *Hirsch International Corp. Class A...................      90,000            35,550
 *Hi-Tech Pharmacal, Inc...............................      55,900           567,105
 *HMI Industries, Inc..................................      27,800            21,545
 HMN Financial, Inc....................................      74,100         1,462,363
 *HNC Software, Inc....................................      24,600           492,615
 *Hoenig Group, Inc....................................     104,700         1,099,350
 *Holiday RV Superstores, Inc..........................      68,900            33,761
 Hollinger International, Inc. Class A.................       8,600           101,050
 Holly Corp............................................     237,800         3,557,488
 *Hollywood Casino Corp. Class A.......................      32,800           427,384
 *Hollywood Entertainment Corp.........................     611,100        11,827,840
 *Hollywood Media Corp.................................     284,700           681,856
 *Hologic, Inc.........................................     202,100         3,333,639
 Home Federal Bancorp..................................      34,875           838,744
 *Home Products International, Inc.....................     125,550           558,070
 *Homegold Financial, Inc..............................      50,000            21,750
 *Homeland Holding Corp................................       6,900               328
 *HomeStore.com, Inc...................................      51,200           105,728
 *Hoover's, Inc........................................       3,700            23,994
 Horizon Financial Corp................................     113,894         1,634,379
 *Horizon Health Corp..................................     122,400         2,365,380
 *Horizon Offshore, Inc................................     284,700         2,834,188
 *Horizon Organic Holding Corp.........................      90,800         1,543,600
 Horton (D.R.), Inc....................................      35,298           865,524
 *#House2Home, Inc.....................................     839,650             2,309
 *Houston Exploration Co...............................     268,000         8,294,600
 #Howell Corp..........................................     123,354         1,696,117
 *HPSC, Inc............................................      44,100           405,720
 *Hub Group, Inc. Class A..............................     109,500         1,135,515
 *Hudson Hotels Corp...................................       4,766                48
 Hudson River Bancorp, Inc.............................     186,500         4,517,030
 *Hudson Technologies, Inc.............................      54,900           136,152
 *Huffy Corp...........................................     172,600         1,294,500
 Hughes Supply, Inc....................................     394,650        15,687,337
 *Hunt (J.B.) Transport Services, Inc..................     673,500        18,403,387
 Hunt Corp.............................................     157,850         1,673,210
 *Hurco Companies, Inc.................................      92,800           240,816
 Hurry, Inc............................................      46,100             9,220
 *Hutchinson Technology, Inc...........................     357,300         5,643,553
 *Hycor Biomedical, Inc................................      61,600           233,464
 *#Hypercom Corp.......................................     434,000         2,690,800
 *#Hyseq, Inc..........................................     142,500           442,462
 *i2 Technologies Inc..................................       1,700             6,723
 *i3 Mobile, Inc.......................................         600               528
 Iberiabank Corp.......................................     107,800         4,046,273
 *Ico, Inc.............................................     264,300           298,659
 *ICT Group, Inc.......................................      48,500           940,657
 *iDine Rewards Network, Inc...........................      36,700           370,670
 *IDT Corp.............................................     276,100         5,060,913
 *IDT Corp. Class B....................................     118,400         2,035,296
 *IEC Electronics Corp.................................     132,700            36,492
 *iGate Capital Corp...................................     507,000         2,339,805
 *IHOP Corp............................................      45,200         1,541,320
                                                            SHARES             VALUE+
                                                            ------             ------

 *II-VI, Inc...........................................     206,600    $    2,916,159
 Ikon Office Solutions, Inc............................   1,236,600        11,562,210
 *Image Entertainment, Inc.............................      29,400            59,682
 *Imation Corp.........................................     265,800         7,694,910
 IMC Global, Inc.......................................     580,400         8,137,208
 *IMCO Recycling, Inc..................................     336,300         3,537,876
 *Immucor, Inc.........................................     122,500         2,380,175
 *#Imperial Credit Industries, Inc.....................     585,200            10,534
 *Imperial Sugar Co....................................     282,800                 0
 *Imperial Sugar Co....................................       2,354             8,948
 *Impreso.com, Inc.....................................       6,500            18,492
 *Incyte Genomics, Inc.................................     104,800           760,324
 Independence Holding Co...............................      57,860         1,269,448
 Independent Bank East.................................       4,907           156,901
 *Industrial Distribution Group, Inc...................     172,400           568,920
 *Infinium Software, Inc...............................      74,400           568,416
 *Infocrossing, Inc....................................      23,000           132,710
 *InFocus Corp.........................................     151,000         1,768,965
 *Infogrames, Inc......................................      11,280            53,016
 *Information Resources, Inc...........................     529,500         5,069,962
 *#InforMax, Inc.......................................     102,100           117,925
 *InfoSpace, Inc.......................................     411,900           343,936
 Ingles Market, Inc. Class A...........................     211,100         2,502,590
 *Inktomi Corp.........................................     224,900           398,073
 *Innotrac Corp........................................     165,800           885,372
 *Innovative Clinical Solutions, Ltd...................       8,426               632
 *Innoveda, Inc........................................     302,600         1,193,757
 *Innovex, Inc.........................................     185,300         1,109,947
 *Input/Output, Inc....................................     651,300         5,861,700
 *Insignia Financial Group, Inc........................     429,532         4,175,051
 *Insilco Holding Co...................................         432               261
 *inSilicon Corp.......................................      18,800            52,546
 *Insituform East, Inc.................................      31,200            28,080
 *Insmed, Inc..........................................     398,700           699,718
 *Inspire Insurance Solutions, Inc.....................     199,100             8,462
 *Inspire Pharmaceuticals, Inc.........................      95,300           277,799
 *Insteel Industries, Inc..............................     123,800            68,090
 *Insurance Auto Auctions, Inc.........................     177,700         3,429,610
 *Insurance Management Solutions, Inc..................      19,600            61,740
 *InsWeb Corp..........................................      18,366            83,565
 *INT Media Group, Inc.................................      74,200           173,257
 *Integra, Inc.........................................     100,000             7,000
 *IntegraMed America, Inc..............................      56,200           436,955
 *Integrated Electrical Services, Inc..................     643,100         3,537,050
 *#Integrated Information Systems, Inc.................      39,000             7,215
 *Integrated Silicon Solution, Inc.....................     138,100         1,637,175
 *Integrated Telecom Express, Inc......................       8,200            13,079
 *Integrity, Inc.......................................      23,100           161,815
 *Intelligent Systems Corp.............................      52,375           164,981
 *Intelligroup, Inc....................................      80,300           130,487
 Inter Parfums, Inc....................................     230,100         1,938,592
 Interface, Inc. Class A...............................     744,200         6,742,452
 *Intergraph Corp......................................     297,600         5,164,848
 *Interland, Inc.......................................     154,800           479,880
 *Interlinq Software Corp..............................      74,100           108,186
 *Intermagnetics General Corp..........................      82,431         1,985,763
 Intermet Corp.........................................     403,600         4,292,286
 *Internap Network Services Corp.......................     781,800           332,265
 *International Aircraft Investors.....................      38,500            51,975
 International Aluminum Corp...........................      45,700           914,000
 *International FiberCom, Inc..........................      18,500                 0

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *International Multifoods Corp........................     396,400    $   10,500,636
 *International Remote Imaging Systems, Inc............       6,200            21,204
 *International Shipholding Corp.......................      75,850           432,345
 *International Speciality Products, Inc...............     557,290         4,653,371
 *International Total Services, Inc....................      74,900             3,370
 *Internet Commerce Corp...............................      50,000           153,750
 *Internet Pictures Corp...............................       7,500            14,437
 Interpool, Inc........................................     591,600        13,961,760
 *Interstate National Dealers Services, Inc............       3,900            18,252
 *Intervisual Books, Inc. Class A......................       9,900             8,266
 *#InterVoice-Brite, Inc...............................      96,200           304,954
 *Interwoven, Inc......................................      69,100           256,706
 *Intest Corp..........................................       8,500            60,860
 *Intevac, Inc.........................................       5,100            19,890
 *Intrusion.com, Inc...................................     119,600           152,490
 Investors Title Co....................................      18,200           369,915
 *Invivo Corp..........................................      45,200           586,018
 *Iomega Corp..........................................     101,900         1,283,940
 *Ionics, Inc..........................................     237,400         5,764,072
 *Iridex Corp..........................................      72,000           289,080
 Isco, Inc.............................................      86,900           812,515
 *I-Sector Corporation.................................      68,500            97,612
 *Isle of Capri Casinos, Inc...........................     134,200         2,680,645
 *#Isolyser Co., Inc...................................     597,600         1,709,136
 *ITC Learning Corp....................................      49,200             7,872
 *ITLA Capital Corp....................................     148,700         4,431,260
 *ITXC Corp............................................     193,700         1,117,649
 *#iVillage, Inc.......................................     108,600           196,566
 *J & J Snack Foods Corp...............................      89,000         3,240,490
 *J Net Enterprises, Inc...............................     111,400            83,550
 *J. Alexander's Corp..................................      84,800           267,120
 *J. Jill Group, Inc...................................      59,300         1,928,139
 Jacksonville Bancorp, Inc.............................      14,800           366,448
 *Jaclyn, Inc..........................................      26,900            51,379
 *Jaco Electronics, Inc................................     105,669           633,486
 *Jacobson Stores, Inc.................................      65,950             5,441
 *Jakks Pacific, Inc...................................      72,800         1,320,956
 *JKC Group, Inc.......................................      30,300            16,665
 *JLM Industries, Inc..................................     128,200           182,685
 *JNI Corp.............................................     194,600           900,025
 *Jo-Ann Stores, Inc. Class A..........................      35,700           825,027
 *Jo-Ann Stores, Inc. Class B..........................      35,400           667,290
 *Johnson Outdoors, Inc................................     121,800         2,277,051
 *Jos. A. Bank Clothiers, Inc..........................      31,250           630,781
 *JPM Co...............................................      85,200               639
 *JPS Industries, Inc..................................      28,000           111,160
 *Jupiter Media Metrix, Inc............................      85,800            25,311
 *K2, Inc..............................................     321,280         2,682,688
 *Kadant, Inc..........................................     132,300         2,110,185
 *Kaiser Aluminum Corp.................................   1,271,165           152,540
 Kaman Corp. Class A...................................     460,100         7,828,601
 *Kana Software, Inc...................................       2,026            10,201
 *Kansas City Southern Industries, Inc.................     270,200         4,477,214
 *Kasper A.S.L., Ltd...................................      59,900             1,797
 *Katy Industries, Inc.................................     133,000           711,550
 *KBK Capital Corp.....................................      12,075            14,490
 *#KCS Energy, Inc.....................................     183,900           492,852
 *#Kellstrom Industries, Inc...........................     115,100             4,028
 Kellwood Co...........................................     448,218        13,356,896
 *Kendle International, Inc............................     127,600         1,572,670
                                                            SHARES             VALUE+
                                                            ------             ------

 Kennametal, Inc.......................................     153,800    $    6,167,380
 *Kennedy-Wilson, Inc..................................      27,900           151,776
 *Kentucky Electric Steel, Inc.........................      32,600            17,441
 Kentucky First Bancorp, Inc...........................      11,600           163,212
 *Kevco, Inc...........................................     138,800               902
 Kewaunee Scientific Corp..............................      29,000           306,675
 *Key Energy Group, Inc................................     312,400         3,436,400
 *Key Production Co., Inc..............................     167,792         3,040,391
 *Key Technology, Inc..................................      52,200           217,413
 *Key Tronic Corp......................................     181,200           184,824
 *Key3Media Group, Inc.................................     279,100           293,055
 *Keynote Systems, Inc.................................      82,100           655,568
 *#Keystone Automotive Industries, Inc.................     285,380         5,676,208
 *Keystone Consolidated Industries, Inc................      18,342            16,233
 *kforce.com, Inc......................................     642,578         3,556,669
 Kimball International, Inc. Class B...................     288,900         4,831,852
 *Kimmins Corp.........................................      16,000             4,160
 *Kinark Corp..........................................      73,400            95,420
 *Kit Manufacturing Co.................................      11,100            44,400
 *Kitty Hawk, Inc......................................      90,900             3,636
 Klamath First Bancorp, Inc............................     135,000         2,191,050
 Knape & Vogt Manufacturing Co.........................      37,434           481,963
 *Knight Trading Group, Inc............................     293,600         1,865,828
 *Koala Corp...........................................      50,500            61,862
 *Korn/Ferry International.............................      89,600           960,512
 #Koss Corp............................................         400             7,050
 *K-Tron International, Inc............................       6,300            94,626
 *#Kulicke & Soffa Industries, Inc.....................       4,300            62,823
 *Kushner-Locke Co.....................................      68,900               448
 *KVH Industries, Inc..................................      51,800           386,687
 *LabOne, Inc..........................................     145,450         3,386,803
 *LaCrosse Footwear, Inc...............................      29,400            85,113
 *Ladish Co., Inc......................................     252,200         2,725,021
 *Lakeland Industries, Inc.............................       6,100            62,067
 *Lakes Gaming, Inc....................................      81,925           615,666
 *Lamson & Sessions Co.................................     215,600         1,056,440
 *Lancer Corp..........................................      87,600           538,740
 *Landair Corp.........................................      25,800           396,933
 Landamerica Financial Group, Inc......................     267,412         8,664,149
 Landrys Seafood Restaurants, Inc......................     476,835        12,111,609
 *Lantronix, Inc.......................................     139,900           141,998
 *Large Scale Biology Corp.............................     113,000           149,160
 *Larscom, Inc.........................................      59,200            60,680
 *Laser Pacific Media Corp.............................      16,300            44,418
 *#LaserSight Corp.....................................       8,300             1,536
 *Latitude Communications, Inc.........................      49,200           101,352
 Lawson Products, Inc..................................     250,000         7,757,500
 *Layne Christensen Co.................................     185,700         1,844,001
 *Lazare Kaplan International, Inc.....................     126,800           982,700
 *LCC International, Inc. Class A......................      31,200            72,540
 *LeadingSide, Inc.....................................      69,600               244
 *#Learn2 Corp.........................................      28,697             2,583
 *Lechters, Inc........................................     263,400               790
 Lennox International, Inc.............................     407,300         6,761,180
 Lesco, Inc............................................      88,900         1,028,573
 *#Level 3 Communications, Inc.........................      67,600           304,538
 *#Level 8 Systems, Inc................................      23,566            21,327
 *Lexent, Inc..........................................      39,400            75,845
 *Liberate Technologies, Inc...........................     371,400         1,548,738
 Liberty Bancorp, Inc..................................       2,800            73,136
 Liberty Corp..........................................     124,300         5,096,300

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *LIFE Financial Corp..................................      26,840    $      103,334
 Lifetime Hoan Corp....................................     143,000           990,990
 *LightPath Technologies, Inc..........................     317,600           387,472
 Lillian Vernon Corp...................................     116,400           942,840
 *Lipid Sciences, Inc..................................      87,400           380,190
 *Liquid Audio, Inc....................................     220,200           567,015
 *Lithia Motors, Inc. Class A..........................      13,900           355,840
 *LMI Aerospace, Inc...................................      24,700           127,452
 LNR Property Corp.....................................     407,100        14,289,210
 *Lodgenet Entertainment Corp..........................      26,000           464,360
 *Lodgian, Inc.........................................     388,300            31,064
 *Loews Cineplex Entertainment Corp....................   1,023,300                 0
 *#Logic Devices, Inc..................................     105,500           109,193
 Lone Star Steakhouse & Saloon, Inc....................     517,300        10,987,452
 *Lone Star Technologies, Inc..........................      31,500           756,000
 Longs Drug Stores Corp................................     104,900         3,206,793
 Longview Fibre Co.....................................     576,440         5,764,400
 Louisiana-Pacific Corp................................     820,600         8,657,330
 LSB Corp..............................................       3,500            48,825
 *LTX Corp.............................................      51,500           863,398
 *Luby's Cafeterias, Inc...............................     463,400         3,239,166
 Lufkin Industries, Inc................................      95,200         2,591,820
 *Lydall, Inc..........................................     294,700         4,523,645
 *Lynch Corp...........................................       6,200            91,450
 *M & F Worldwide Corp.................................     269,400         1,239,240
 *M.H. Meyerson & Co., Inc.............................      94,700            47,824
 *Mac-Gray Corp........................................     287,700         1,107,645
 *Mackie Designs, Inc..................................       1,000             3,885
 *Made2Manage Systems, Inc.............................      89,000           387,150
 *Magellan Health Services, Inc........................     589,000         3,145,260
 *Magna Entertainment Corp.............................     164,800         1,278,848
 *Magnetek, Inc........................................     386,900         4,488,040
 *Magnum Hunter Resources, Inc.........................      48,400           366,388
 *MAII Holdings, Inc...................................      62,700           123,833
 *Mail-Well, Inc.......................................     492,200         2,633,270
 *Main Street & Main, Inc..............................     128,200           790,353
 *Mallon Resources Corp................................      38,200            36,481
 *Management Network Group, Inc........................      50,200           142,317
 *Manchester Technologies, Inc.........................     178,200           440,154
 *Manning (Greg) Auctions, Inc.........................         500               808
 *Manufacturers' Services Ltd..........................      12,300            63,099
 Marcus Corp...........................................     287,700         4,171,650
 *Marimba, Inc.........................................      60,600           111,504
 Marine Products Corp..................................      93,700           983,850
 *MarineMax, Inc.......................................      17,600           212,080
 *Marisa Christina, Inc................................      94,000           227,010
 Maritrans, Inc........................................      96,100         1,451,110
 *MarketWatch.com, Inc.................................      45,800           227,855
 *MarkWest Hydrocarbon, Inc............................     155,500         1,197,350
 *Marlton Technologies, Inc............................     100,400            47,188
 Marsh Supermarkets, Inc. Class A......................      36,900           579,330
 Marsh Supermarkets, Inc. Class B......................      53,500           773,343
 Massbank Corp.........................................      56,949         1,848,565
 Massey Energy Co......................................     223,600         2,929,160
 *Mastec, Inc..........................................     372,100         2,976,800
 *Matec Corp...........................................      10,350            47,610
 *Material Sciences Corp...............................     332,567         4,090,574
 *Matlack Systems, Inc.................................     144,592               217
 *Matria Healthcare, Inc...............................     123,225         2,677,679
 *Matrix Bancorp, Inc..................................       5,000            62,850
 *Matrix Service Co....................................     148,500         1,405,553
 *Mattson Technology, Inc..............................     469,565         3,716,607
                                                            SHARES             VALUE+
                                                            ------             ------

 *Max & Ermas Restaurants, Inc.........................         500    $        7,763
 *Maxco, Inc...........................................      38,500           221,760
 *Maxcor Financial Group, Inc..........................      19,200           120,864
 *Maxicare Health Plans, Inc...........................      44,800               470
 *Maxim Pharmaceuticals, Inc...........................     209,700           848,237
 *Maxtor Corp..........................................      22,332           118,360
 *Maxwell Shoe Company, Inc............................     108,450         1,474,920
 *Maxwell Technologies, Inc............................      88,900         1,057,910
 *Maxxam, Inc..........................................     105,500         1,223,800
 *Maxygen, Inc.........................................      36,500           370,293
 *Maynard Oil Co.......................................      46,100           778,629
 *Mayor's Jewelers, Inc................................     372,200           275,428
 *Mazel Stores, Inc....................................     175,300           889,648
 MB Financial, Inc.....................................      27,900           869,364
 *McClain Industries, Inc..............................         600             1,461
 McGrath Rent Corp.....................................     114,500         3,138,445
 *MCK Communications, Inc..............................     192,900           244,983
 McRae Industries, Inc. Class A........................       1,000             7,000
 *MCSI, Inc............................................     289,600         3,751,768
 MDC Holdings, Inc.....................................     446,003        19,851,594
 *Meade Instruments Corp...............................     230,000         1,350,100
 *Meadow Valley Corp...................................      44,064            56,182
 Meadowbrook Insurance Group, Inc......................     188,800           726,880
 Medford Bancorp, Inc..................................     103,600         2,701,370
 *Media 100, Inc.......................................      17,700            43,896
 *#Media Arts Group, Inc...............................     130,100           538,614
 Media General, Inc. Class A...........................      37,600         2,448,136
 *Medialink Worldwide, Inc.............................      53,600           216,812
 *Medical Resources, Inc...............................      62,918               142
 *Medical Resources, Inc...............................       1,619                 0
 *Medicore, Inc........................................      58,600           108,703
 *Medstone International, Inc..........................      72,600           388,047
 *MEMC Electronic Materials, Inc.......................     341,600         2,630,320
 *#Mercator Software, Inc..............................      65,600           157,112
 Merchants Group, Inc..................................      23,900           591,525
 *Mercury Air Group, Inc...............................      15,300            72,293
 *Meridian Resource Corp...............................      67,300           230,166
 *Merisel, Inc.........................................       3,600            10,620
 *MeriStar Hotels & Resorts, Inc.......................     163,100           135,373
 *Merit Medical Systems, Inc...........................       6,000           103,740
 *Merix Corp...........................................       1,700            29,402
 *Merrimac Industries, Inc.............................      25,270           277,970
 *Mesa Air Group, Inc..................................     280,200         2,816,010
 *Mesa Labs, Inc.......................................      17,000           109,650
 *Mesaba Holdings, Inc.................................     128,500           882,795
 *Mestek, Inc..........................................      13,500           275,805
 *Meta Group, Inc......................................      11,400            29,355
 *MetaSolv Software, Inc...............................     303,000         1,365,015
 *Metatec Corp. Class A................................     124,900            31,850
 #Metris Companies, Inc................................     119,200         1,754,624
 *#Metrocall, Inc......................................     390,510             6,834
 *Metrologic Instruments, Inc..........................      44,200           306,969
 *Metromedia International Group, Inc..................     833,400            50,004
 MFB Corp..............................................      17,200           420,282
 *MFRI, Inc............................................      59,900           148,253
 MI Schottenstein Homes, Inc...........................     187,600        12,015,780
 *Michael Anthony Jewelers, Inc........................      93,900           272,310
 *Micro Component Technology, Inc......................      21,000            64,050
 *Micro Linear Corp....................................     189,700           673,435
 MicroFinancial, Inc...................................      63,600           503,076
 *Micros to Mainframes, Inc............................       6,200             7,719
 *Midas, Inc...........................................     232,900         3,139,492

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Middleby Corp........................................     170,000    $    1,305,600
 Middlesex Water Co....................................      11,250           269,269
 Midland Co............................................      21,400         1,025,060
 *Midway Airlines Corp.................................      85,900            25,770
 *Midwest Express Holdings, Inc........................       4,500            81,045
 Midwest Grain Products, Inc...........................     112,300         1,569,393
 MIIX Group, Inc.......................................      57,100            85,650
 *Mikohn Gaming Corp...................................     133,100           682,138
 Milacron, Inc.........................................     411,600         5,145,000
 Millennium Chemicals, Inc.............................     695,150         9,905,888
 *Miller Industries, Inc...............................     159,210           589,077
 *Millerbuilding Systems Escrow Shares.................      46,200            13,860
 *Miltope Group, Inc...................................      53,600           265,320
 Mine Safety Appliances Co.............................      90,400         4,060,768
 Minuteman International, Inc..........................       9,000            90,495
 *MIPS Technologies, Inc...............................     178,100         1,266,291
 *Mission Resources Corp...............................     346,800           761,226
 *Mississippi Chemical Corp............................     494,900           702,758
 *Mitcham Industries, Inc..............................     143,100           576,693
 *Modtech Holdings, Inc................................     146,500         1,607,105
 *Monarch Casino and Resort, Inc.......................       5,200            79,300
 *Monarch Dental Corp..................................      23,066            95,032
 *Mondavi (Robert) Corp. Class A.......................      78,800         2,834,830
 *Monro Muffler Brake, Inc.............................      94,830         2,081,044
 *Monterey Bay Bancorp, Inc............................      41,900           773,265
 *Moog, Inc. Class A...................................     147,275         4,484,524
 *Moog, Inc. Class B...................................      19,200           672,000
 *Moore Handley, Inc...................................       2,000             7,360
 *Moore Medical Corp...................................      43,300           408,536
 *Mother's Work, Inc...................................      61,900         2,159,691
 *Motor Car Parts & Accessories, Inc...................      71,200           281,240
 Movado Group, Inc.....................................     178,150         3,830,225
 *Movie Gallery, Inc...................................      41,650           749,908
 *MPS Group, Inc.......................................   1,364,300        11,269,118
 *MRV Communications, Inc..............................     804,100         1,153,884
 *MSC Software Corp....................................      40,000           416,000
 *#MTI Technology Corp.................................       3,500             2,485
 MTS Systems Corp......................................     370,010         3,835,154
 Mueller (Paul) Co.....................................       6,100           197,335
 *Multex.com, Inc......................................     494,200         1,608,621
 *Multi Color Corp.....................................       9,000           150,750
 Myers Industries, Inc.................................      17,781           280,762
 *Nabi Biopharmaceuticals..............................     515,000         3,043,650
 Nacco Industries, Inc. Class A........................     115,600         7,924,380
 *Nanogen, Inc.........................................     147,000           449,085
 *Napco Security Systems, Inc..........................      49,800           329,676
 Nash Finch Co.........................................     202,180         6,278,700
 *Nashua Corp..........................................     116,000           765,600
 *#Nastech Pharmaceutical Co., Inc.....................      94,600         1,507,451
 *Nathans Famous, Inc..................................     107,000           435,490
 *National Equipment Services, Inc.....................     272,500           899,250
 *National Home Health Care Corp.......................      64,177           892,381
 National Presto Industries, Inc.......................     135,950         4,248,438
 *National Processing, Inc.............................      14,200           399,020
 *National Research Corp...............................      78,000           620,100
 *National RV Holdings, Inc............................     124,050         1,359,588
 National Service Industries, Inc......................      49,225           435,641
 *National Steel Corp. Class B.........................     291,500            46,640
 *National Technical Systems, Inc......................     128,684           282,461
 *National Western Life Insurance Co. Class A..........      24,300         2,697,786
 *#NationsRent, Inc....................................      10,000               550
                                                            SHARES             VALUE+
                                                            ------             ------

 *Natrol, Inc..........................................     122,500    $      170,888
 *Natural Alternatives International, Inc..............      82,100           240,143
 *Natural Wonders, Inc.................................      89,100                71
 *Navidec, Inc.........................................      95,100            34,712
 *Navigant International, Inc..........................      98,900         1,493,390
 *Navigators Group, Inc................................      13,500           358,763
 NBT Bancorp...........................................      96,947         1,648,584
 *NCI Building Systems, Inc............................     217,100         4,450,550
 *#Nco Escrow..........................................      15,500                 0
 *NCO Group, Inc.......................................      68,100         1,713,737
 *NCO Portfolio Management, Inc........................       2,151            15,272
 *#NCS Healthcare, Inc.................................     230,200            55,248
 *Neff Corp. Class A...................................      10,400             5,876
 Nelson (Thomas), Inc..................................     202,600         2,643,930
 *Neoforma, Inc........................................     114,900         1,641,921
 *NeoMagic Corp........................................     258,800           756,990
 *Net.B@nk, Inc........................................     369,482         4,919,653
 *Net2Phone, Inc.......................................     333,200         1,782,620
 *NetIQ Corp...........................................     181,100         4,193,371
 *Netmanage, Inc.......................................     661,213           638,071
 *NetRatings, Inc......................................      56,000           627,760
 *Netro Corp...........................................     559,400         1,325,778
 *Network Equipment Technologies, Inc..................     391,100         2,221,448
 *Netzee, Inc..........................................      10,237             3,839
 *Neurocrine Biosciences, Inc..........................       1,900            61,617
 *New American Healthcare Corp.........................      23,600               177
 *New Brunswick Scientific Co., Inc....................      93,812           741,115
 New Century Financial Corp............................     259,400         7,024,552
 *New Focus, Inc.......................................     381,200         1,172,190
 *New Horizons Worldwide, Inc..........................      63,775           682,393
 *Newcor, Inc..........................................      64,712            21,031
 *Newmark Homes Corp...................................       2,000            33,490
 Newmil Bancorp, Inc...................................      43,500           949,388
 *NEXIQ Technologies, Inc..............................     117,600           160,524
 *Niagara Corp.........................................     132,200           405,854
 Nitches, Inc..........................................       4,047            24,990
 NL Industries, Inc....................................       1,500            27,000
 *NMS Communications Corp..............................     466,800         1,659,474
 *NMT Medical, Inc.....................................     123,900           833,228
 *Nobel Learning Communities, Inc......................      64,900           400,109
 #Noble International, Ltd.............................       5,400            72,900
 *Noel Group, Inc......................................      95,400             1,312
 Noland Co.............................................       2,000            52,200
 *Norstan, Inc.........................................     246,500         1,644,155
 *Nortek, Inc..........................................     151,700         6,524,617
 North Central Bancshares, Inc.........................      40,000         1,108,200
 Northeast Bancorp.....................................      20,600           293,653
 *Northland Cranberries, Inc...........................      50,400            48,132
 Northrim BanCorp, Inc.................................      29,365           456,782
 *Northwest Pipe Co....................................      93,300         1,879,995
 *#Novamed Eyecare, Inc................................      42,600            34,719
 *Novell, Inc..........................................      27,854            95,261
 *NS Group, Inc........................................     325,400         2,782,170
 *#NTELOS, Inc.........................................     166,500           233,933
 *Nu Horizons Electronics Corp.........................     214,640         1,892,052
 *Nuevo Energy Co......................................     236,500         3,710,685
 NUI Corp..............................................       3,240            82,555
 *Numerex Corp. Class A................................      77,800           664,023
 *Nutraceutical International Corp.....................     144,900           997,637
 *Nx Networks, Inc.....................................     157,700               867
 Nymagic, Inc..........................................     125,800         2,289,560

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *O.I. Corp............................................      51,800    $      255,115
 *Oak Technology, Inc..................................     155,300         2,010,359
 *#Oakwood Homes Corp..................................     207,400         1,468,392
 *OAO Technology Solutions, Inc........................      32,600            59,169
 *Obie Media Corp......................................      70,500           220,665
 *Oceaneering International, Inc.......................     101,900         3,159,919
 OceanFirst Financial Corp.............................     241,900         5,065,386
 *Ocwen Financial Corp.................................     596,400         3,936,240
 *#Officemax, Inc......................................   1,532,100        10,847,268
 *Official Payments Corp...............................     114,000           338,010
 *Offshore Logistics, Inc..............................     384,700         8,111,400
 Oglebay Norton Co.....................................      46,800           590,616
 Ohio Art Co...........................................       3,600            49,320
 *Ohio Casualty Corp...................................   1,335,200        27,925,708
 Oil-Dri Corp. of America..............................      47,700           431,685
 *Old Dominion Freight Lines, Inc......................     125,200         1,749,670
 *Olympic Steel, Inc...................................     210,600         1,159,353
 *Omega Protein Corp...................................     493,200         2,022,120
 *Omega Worldwide, Inc.................................      82,100           174,873
 *OmniVision Technologies, Inc.........................     185,000         2,351,350
 *Omnova Solutions, Inc................................      20,700           177,192
 *Omtool, Ltd..........................................     279,400           310,134
 *On Command Corp......................................      56,900           177,813
 *One Price Clothing Stores, Inc.......................      46,686           113,447
 Oneok, Inc............................................       5,900           122,543
 *Ontrack Data International, Inc......................      22,800           343,026
 *Onyx Acceptance Corp.................................     107,900           509,828
 *Onyx Pharmacueticals, Inc............................      30,000           214,650
 *Openwave Systems, Inc................................     408,800         2,469,152
 *Opinion Research Corp................................      43,900           266,912
 *Oplink Communications, Inc...........................     158,500           167,218
 *Opta Food Ingredients, Inc...........................     206,100           306,059
 Opti, Inc.............................................     168,800           265,016
 *OpticNet, Inc........................................      28,750                 0
 *Optika Imaging Systems, Inc..........................      86,000           176,730
 *OraPharma, Inc.......................................     147,800           628,889
 *Orbital Sciences Corp................................      99,600           766,920
 *Orchid Biosciences, Inc..............................      52,100            76,066
 *Oregon Steel Mills, Inc..............................     516,761         2,893,862
 *Oriole Homes Corp. Class A Convertible...............      20,800            64,584
 *Oriole Homes Corp. Class B...........................      30,900            86,520
 *Orleans Homebuilders, Inc............................      20,100           177,885
 *Orthologic Corp......................................     376,600         1,843,457
 *OSI Systems, Inc.....................................      84,500         1,748,305
 *Osmonics, Inc........................................     162,000         2,592,000
 *Osteotech, Inc.......................................      72,200           596,011
 *Ostex International, Inc.............................      97,400           204,053
 *Outlook Group Corp...................................      59,300           309,250
 *Outsource International, Inc.........................      76,600               421
 *Overland Data, Inc...................................       3,200            41,264
 Overseas Shipholding Group, Inc.......................     671,400        14,978,934
 *Owens-Illinois, Inc..................................     602,500        10,543,750
 *Owosso Corp..........................................     108,600            54,843
 Oxford Industries, Inc................................     107,300         2,948,604
 *OYO Geospace Corp....................................      19,000           234,650
 *Pacific Mercantile Bancorp...........................         200             1,530
 *#Pacificare Health Systems, Inc......................     436,964        12,084,239
 *Packaged Ice, Inc....................................      55,000            75,625
 *PAM Transportation Services, Inc.....................      50,500         1,254,673
 Pamrapo Bancorp, Inc..................................      64,600         1,028,432
 *Par Technology Corp..................................     158,900           861,238
                                                            SHARES             VALUE+
                                                            ------             ------

 Park Electrochemical Corp.............................     195,250    $    5,789,163
 *Parker Drilling Co...................................   1,251,500         5,356,420
 *Park-Ohio Holdings Corp..............................     185,735         1,043,831
 Parkvale Financial Corp...............................      52,025         1,502,742
 *Parlex Corp..........................................      85,500         1,093,545
 *Parlux Fragrances, Inc...............................     230,900           593,413
 *#Pathmark Stores, Inc................................     126,500         2,844,353
 Patina Oil & Gas Corp.................................     141,226         5,040,356
 Patrick Industries, Inc...............................      96,250           871,063
 *Paul Harris Stores, Inc..............................     133,000               599
 *Paula Financial, Inc.................................      90,600            72,480
 *Paul-Son Gaming Corp.................................      35,400            91,155
 *Paxar Corp...........................................      58,300           995,764
 *Paxson Communications Corp...........................     462,700         4,256,840
 *Payless Cashways, Inc................................       4,184                 5
 *PC Connection, Inc...................................         600             5,859
 *PC Mall, Inc.........................................     144,900           605,682
 *PCD, Inc.............................................      58,300            67,045
 *PC-Tel, Inc..........................................     249,400         1,805,656
 *Pediatric Services of America, Inc...................      83,900           699,307
 *Pediatrix Medical Group, Inc.........................      52,400         1,993,820
 *Peerless Manufacturing Co............................      22,400           437,808
 *Peerless Systems Corp................................     120,900           219,434
 *Pegasus Communications Corp. Class A.................     641,700           911,214
 *Pegasus Solutions, Inc...............................      45,000           662,175
 *#Pemstar, Inc........................................     121,500           188,933
 Penford Corp..........................................      81,000         1,562,895
 *Penn Traffic Co......................................       1,160            12,255
 *Penn Treaty American Corp............................     160,500           706,200
 Penn Virginia Corp....................................     163,900         5,816,811
 Penn-America Group, Inc...............................     248,175         2,357,663
 Pennfed Financial Services, Inc.......................     112,800         2,997,096
 *Pentacon, Inc........................................     129,000            25,155
 Penton Media, Inc.....................................     238,500           982,620
 Pep Boys - Manny, Moe & Jack..........................   1,211,900        19,887,279
 *Perceptron, Inc......................................     159,500           289,493
 *Peregrine Systems, Inc...............................      45,000            61,425
 *Perini Corp..........................................      71,100           280,845
 *Perrigo Co...........................................     448,100         6,275,641
 *Perry Ellis International, Inc.......................      88,400         1,482,026
 *Per-Se Technologies, Inc.............................     364,566         3,939,136
 *Personnel Group of America, Inc......................     434,700           478,170
 *Petrocorp, Inc.......................................     102,600           979,830
 *Petroleum Development Corp...........................     232,300         1,489,043
 PFF Bancorp, Inc......................................     116,400         3,921,516
 *Pharmacyclics, Inc...................................     193,900           914,239
 *Pharmchem Laboratories, Inc..........................      62,000            38,750
 *Phar-Mor, Inc........................................     243,300             2,433
 Phillips-Van Heusen Corp..............................     592,800         9,306,960
 *Photo Control Corp...................................       4,200             8,379
 *#PhotoWorks, Inc.....................................     208,100            56,707
 *Piccadilly Cafeterias, Inc...........................     187,700           666,335
 *Pico Holdings, Inc...................................     184,820         2,788,010
 *Pierre Foods, Inc....................................     133,100           312,785
 Pilgrim's Pride Corp..................................     165,600         1,790,136
 Pilgrims Pride Corp. Class B..........................     462,700         6,718,404
 *#Pillowtex Corp......................................      18,246               274
 Pinnacle Bancshares, Inc..............................      10,400           115,440
 *Pinnacle Entertainment, Inc..........................     263,000         2,806,210
 *Pinnacle Systems, Inc................................     147,820         1,617,890
 Pioneer Standard Electronics, Inc.....................     455,700         5,194,980

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Planar Systems, Inc..................................     107,300    $    2,455,561
 *PlanVista Corp.......................................     302,298         1,206,169
 *Play By Play Toys and Novelties, Inc.................      94,600               520
 PMR Corp..............................................     105,000           195,300
 Pocahontas Bancorp, Inc...............................      69,800           691,718
 *Point West Capital Corp..............................      14,300               322
 *Polymer Group, Inc...................................     363,300            29,064
 Polyone Corp..........................................     269,000         3,115,020
 *Pomeroy Computer Resource, Inc.......................     125,200         1,871,114
 Pope & Talbot, Inc....................................     241,900         3,918,780
 Potlatch Corp.........................................     294,200        10,076,350
 *Powell Industries, Inc...............................      16,500           349,883
 *PowerCerv Corp.......................................      20,666            13,123
 *Power-One, Inc.......................................     270,100         2,428,199
 *PPT Vision, Inc......................................      89,000            83,215
 *PRAECIS Pharmaceuticals, Inc.........................     240,200           814,278
 *Premier Financial Bancorp............................       1,100            10,093
 Presidential Life Corp................................     428,300         9,484,704
 *Previo, Inc..........................................      28,100            50,159
 *#PRG-Schultz International, Inc......................     110,000         1,538,350
 *Price Communications Corp............................     144,987         2,527,123
 *Pricesmart, Inc......................................      33,250         1,334,156
 *Pride International, Inc.............................     293,100         5,686,140
 *Prime Hospitality Corp...............................     833,400        10,534,176
 *Prime Medical Services, Inc..........................     214,700         1,946,256
 *Primus Knowledge Solutions, Inc......................     142,300           161,511
 *Printronix, Inc......................................      89,800         1,084,784
 *Printware, Inc.......................................       4,800            21,000
 *Proassurance Corp....................................     439,624         7,917,628
 *#Procom Technology, Inc..............................      16,400            20,008
 *Procurenet, Inc......................................      22,400                 0
 *Programmers Paradise, Inc............................      86,900           212,905
 *Progress Financial Corp..............................      39,902           401,215
 *Protection One, Inc..................................   1,177,100         3,766,720
 *Proton Energy Systems, Inc...........................     186,300           850,460
 *Provant, Inc.........................................     200,100            78,039
 *#Provell, Inc........................................      59,400             1,782
 Providence & Worcester Railroad Co....................      36,500           324,850
 *Provident Financial Holdings, Inc....................      22,200           711,510
 *PSC, Inc.............................................       9,300             5,069
 *PSS World Medical, Inc...............................     644,500         5,320,348
 *PTEK Holdings, Inc...................................     704,100         3,499,377
 Pulaski Financial Corp................................      22,400           441,392
 *Pure Resources, Inc..................................      17,321           373,268
 *Pure World, Inc......................................     100,900            64,576
 Pyramid Breweries, Inc................................      97,800           230,319
 *Qad, Inc.............................................       5,500            16,143
 *QEP Co., Inc.........................................      29,000           124,845
 *QRS Corp.............................................     138,500         1,339,988
 Quaker Chemical Corp..................................      71,600         1,603,840
 *Quaker City Bancorp, Inc.............................      63,562         2,287,914
 *Quaker Fabric Corp...................................     276,100         3,601,725
 *Quality Dining, Inc..................................     217,600           819,264
 *Quality Systems, Inc.................................      50,900           823,308
 Quanex Corp...........................................     298,202        10,765,092
 *Quanta Services, Inc.................................     258,200         3,245,183
 *Questron Technology, Inc.............................         600                 9
 *Quicklogic Corp......................................      54,300           245,708
 *Quigley Corp.........................................      22,100           155,032
 Quixote Corp..........................................      16,800           297,528
 *Quovadx, Inc.........................................     265,400         1,854,334
 *R & B, Inc...........................................     122,500         1,179,675
                                                            SHARES             VALUE+
                                                            ------             ------

 *Racing Champions ERTL Corp...........................      83,100    $    1,649,120
 *Radiance Medical Systems, Inc........................     113,900           149,779
 *Rag Shops, Inc.......................................      55,755           334,809
 *Railamerica, Inc.....................................     420,965         4,394,875
 *#RailWorks Corp......................................      51,500             2,704
 *Rainbow Technologies, Inc............................      16,200            95,175
 *Ramsay Youth Services, Inc...........................      31,066           145,700
 *Range Resources Corp.................................     708,891         3,750,033
 Raven Industries, Inc.................................      25,200           676,494
 *Rawlings Sporting Goods, Inc.........................      11,739            61,043
 *Raytech Corp.........................................      30,300           130,290
 *RCM Technologies, Inc................................     234,100         1,210,297
 *RDO Equipment Co. Class A............................      93,200           479,980
 *Reading International, Inc. Class A..................     213,799           791,056
 *Reading International, Inc. Class B..................      14,660            56,441
 *Read-Rite Corp.......................................     623,900         1,481,763
 *Recoton Corp.........................................     187,332           499,240
 *Redback Networks, Inc................................      51,300           106,448
 *#Redhook Ale Brewery, Inc............................     126,500           308,660
 Redwood Empire Bancorp................................      41,550         1,257,719
 *Refac................................................      56,785           181,712
 Regal Beloit Corp.....................................     166,500         4,195,800
 *#Regeneron Pharmaceuticals, Inc......................      88,700         1,465,768
 *Regent Communications, Inc...........................      59,600           464,582
 *Rehabilicare, Inc....................................      17,300            92,815
 *Reliability, Inc.....................................     100,800           267,120
 Reliance Steel & Aluminum Co..........................       9,500           293,075
 *Relm Wireless Corp...................................      59,254            51,551
 *Remec, Inc...........................................     338,700         2,501,300
 *RemedyTemp, Inc......................................       7,800           135,252
 *Rentrak Corp.........................................      63,000           370,125
 *Rent-Way, Inc........................................     380,700         4,492,260
 *#Reptron Electronics, Inc............................      89,600           264,320
 *Republic Bankshares, Inc.............................     137,300         2,745,314
 *Republic First Bancorp, Inc..........................      48,430           317,943
 *Res-Care, Inc........................................     168,000         1,368,360
 *Resonate, Inc........................................     428,100           988,911
 *ResortQuest International, Inc.......................     288,000         1,843,200
 Resource America, Inc.................................     407,600         4,685,362
 *Respironics, Inc.....................................       2,632            91,238
 *Rex Stores Corp......................................     181,050         2,934,821
 *Rexhall Industries, Inc..............................      19,399           158,975
 *RF Monolithics, Inc..................................      13,400            58,625
 Richardson Electronics, Ltd...........................     112,700         1,258,859
 Riggs National Corp...................................     518,900         7,791,284
 *Rita Medical Systems, Inc............................      37,600           373,932
 *Riverside Group, Inc.................................       3,200               272
 Riverview Bancorp, Inc................................      59,100           848,085
 *Riviera Holdings Corp................................       5,500            33,413
 *Riviera Tool Co......................................      16,500            28,380
 RLI Corp..............................................     150,230         8,074,863
 *RMH Teleservices, Inc................................      52,500           619,763
 *Roadhouse Grill, Inc.................................     152,000            38,000
 Roadway Corp..........................................      20,100           643,703
 Roanoke Electric Steel Corp...........................     151,600         2,082,226
 Robbins & Myers, Inc..................................       3,700            89,207
 *Robotic Vision Systems, Inc..........................     198,300           260,765
 *Rochester Medical Corp...............................      29,000           179,800
 *Rock of Ages Co......................................      87,600           607,944
 Rock-Tenn Co. Class A.................................     415,750         7,724,635
 *Rocky Shoes & Boots, Inc.............................      72,000           470,520
 *Rofin-Sinar Technologies, Inc........................      33,800           348,816

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Rogue Wave Software, Inc.............................     133,600    $      422,844
 *Ross Systems, Inc....................................      19,900           163,678
 Rouge Industries, Inc. Class A........................     271,100           487,980
 Rowe Furniture Corp...................................       9,400            30,550
 *Royal Precision, Inc.................................      14,150             3,679
 RPC, Inc..............................................     142,100         1,989,400
 *RSA Security, Inc....................................     101,600           583,692
 *RTI International Metals, Inc........................     352,050         3,995,768
 *RTW, Inc.............................................     187,700           202,716
 *Rural/Metro Corp.....................................     134,500           601,215
 *Rush Enterprises, Inc................................     105,400         1,107,227
 Russ Berrie & Co., Inc................................      81,000         2,767,770
 Russell Corp..........................................     391,600         7,236,768
 *Ryans Family Steak Houses, Inc.......................     640,500        11,195,940
 Ryder System, Inc.....................................     215,500         6,443,450
 Ryerson Tull, Inc.....................................     407,939         4,426,138
 *S&K Famous Brands, Inc...............................     106,100         1,409,539
 *Safeguard Scientifics, Inc...........................     644,300         1,269,271
 *Safety Components International, Inc.................       1,155             7,825
 *#SAGA Systems, Inc. Escrow Shares....................     113,000                 0
 *#Salton, Inc.........................................     114,600         1,641,072
 *San Filippo (John B.) & Son, Inc.....................      71,300           499,813
 Sanders Morris Harris Group, Inc......................      22,800           137,370
 Sanderson Farms, Inc..................................     222,500         5,786,113
 *Sands Regent Casino Hotel............................      15,492            47,173
 *Sapient Corp.........................................       2,100             3,087
 *Satcon Technology Corp...............................     166,700           300,894
 *Saucony, Inc. Class A................................      26,000           180,440
 *Saucony, Inc. Class B................................      48,400           337,832
 *SBA Communications Corp..............................     502,300           740,893
 *SBS Technologies, Inc................................       1,800            23,814
 *ScanSoft, Inc........................................      43,577           379,991
 *Scheid Vineyards, Inc................................      34,100           121,567
 *Scherer Healthcare, Inc..............................         900             3,362
 *Schieb (Earl), Inc...................................      75,600           211,680
 *Schlotzskys, Inc.....................................     164,000           776,540
 Schnitzer Steel Industries, Inc. Class A..............      82,200         1,646,466
 *Schuff Steel Co......................................     106,600           279,292
 Schulman (A.), Inc....................................     438,700         8,701,615
 Schweitzer-Maudoit International, Inc.................     238,500         6,775,785
 *SCM Microsystems, Inc................................      77,000           846,615
 Scope Industries, Inc.................................       8,100           534,600
 SCPIE Holdings, Inc...................................     147,900         1,313,352
 Seaboard Corp.........................................      26,240         6,743,680
 Seacoast Financial Services Corp......................     127,846         2,980,729
 *Seacor Smit, Inc.....................................     260,050        12,664,435
 *Secom General Corp...................................      11,500            21,678
 *SED International Holdings, Inc......................      64,850           103,760
 *SEEC, Inc............................................      92,100           142,295
 *Segue Software, Inc..................................      68,900           161,915
 *Seitel, Inc..........................................     353,500           904,960
 Selas Corp. of America................................      76,500           183,600
 *#Select Comfort Corp.................................      22,100           140,888
 *Selectica, Inc.......................................     209,000           751,355
 Selective Insurance Group, Inc........................     443,800        12,004,790
 *Seminis, Inc. Class A................................       2,000             6,530
 *Semitool, Inc........................................      97,500         1,306,988
 *SEMX Corp............................................     104,700           127,734
 *Seneca Foods Corp. Class B...........................      10,500           158,288
 *Sequa Corp. Class A..................................      94,900         5,181,540
 *Sequa Corp. Class B..................................      28,900         1,705,100
                                                            SHARES             VALUE+
                                                            ------             ------

 *Sequenom, Inc........................................     280,100    $    1,371,090
 *SeraCare Life Sciences, Inc..........................       2,680            17,433
 *Service Corp. International..........................   2,370,100         9,812,214
 *Servotronics, Inc....................................         400             1,792
 *Sharper Image Corp...................................      87,600         1,658,706
 *#Shaw Group, Inc.....................................       1,600            53,520
 *#Sheldahl, Inc.......................................     247,950             4,959
 *Shells Seafood Restaurants, Inc......................      42,100            22,945
 *Shiloh Industries, Inc...............................     159,000           379,215
 *Shoe Carnival, Inc...................................     227,300         4,317,564
 *Shoe Pavilion, Inc...................................       9,500            15,865
 *Sholodge, Inc........................................      71,600           400,244
 *Shopko Stores, Inc...................................     616,600        12,683,462
 *Sierra Health Services, Inc..........................     476,700         8,938,125
 #Sierra Pacific Resources.............................       1,800            12,546
 *Sifco Industries, Inc................................      74,715           410,933
 *Sight Resource Corp..................................      96,800            38,720
 *Sigmatron International, Inc.........................      16,800            69,804
 *Signal Technology Corp...............................      79,800           691,068
 *SignalSoft Corp......................................     294,900           653,204
 *Signature Eyewear, Inc...............................      17,000             2,975
 *Silicon Graphics, Inc................................   1,722,000         5,011,020
 *Silver Stream Software, Inc..........................     321,700         1,594,024
 Simmons First National Corp. Class A..................      42,200         1,464,129
 *Simon Transportation Services, Inc...................      91,300             2,739
 *Simon Worldwide, Inc.................................     334,400            43,472
 *Simula, Inc..........................................      78,650           399,542
 *Sinclair Broadcast Group, Inc. Class A...............     610,100         9,044,733
 *Sipex Corp...........................................     108,100         1,026,410
 *Sitel Corp...........................................     469,800         1,221,480
 Skyline Corp..........................................     119,000         4,117,400
 SLI, Inc..............................................     359,000           204,630
 *Smart & Final Food, Inc..............................     236,200         2,199,022
 *SmartDisk Corp.......................................     113,300            66,281
 Smith (A.O.) Corp.....................................     318,200         9,482,360
 Smith (A.O.) Corp. Convertible Class A................      70,050         2,171,550
 *Smithway Motor Express Corp. Class A.................      73,800           123,984
 *Software Spectrum, Inc...............................      58,400         2,141,236
 *Sola International, Inc..............................     470,600         5,637,788
 *#Sonic Foundry, Inc..................................     123,500           179,075
 *#SONICblue, Inc......................................     972,668         1,381,189
 *SonicWALL, Inc.......................................      69,100           423,238
 *SOS Staffing Services, Inc...........................     229,300           205,224
 *Source Information Management, Inc...................     220,400         1,038,084
 South Financial Group, Inc............................     298,251         6,795,649
 South Jersey Industries, Inc..........................     190,277         6,682,528
 *Southern Energy Homes, Inc...........................     161,100           354,420
 *Southwall Technologies, Inc..........................      28,800           228,960
 Southwest Gas Corp....................................       1,700            41,327
 *Southwestern Energy Co...............................     469,900         6,597,396
 Sovereign Bancorp, Inc................................      25,461           394,136
 *#Spacehab, Inc.......................................     128,700           157,658
 *Spacelabs Medical, Inc...............................     182,900         2,595,351
 Span-American Medical System, Inc.....................      24,000           178,560
 *Spanish Broadcasting System, Inc.....................     518,400         7,501,248
 *SPAR Group, Inc......................................       6,000            14,250
 Spartan Motors, Inc...................................     285,200         3,750,380
 *Sparton Corp.........................................     109,300           967,305
 *Spectrian Corp.......................................     112,100         1,455,058

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Spectrum Control, Inc................................     161,300    $    1,105,712
 *#SpeedFam-IPEC, Inc..................................     529,347         2,315,893
 *Speizman Industries, Inc.............................      40,400            26,260
 *Spherion Corp........................................     744,000         8,206,320
 *Sphinx International, Inc............................     106,750            74,725
 Spiegel, Inc. Class A Non-Voting......................      63,400            96,685
 *Sport Chalet, Inc....................................      45,900           423,657
 *Sport Supply Group, Inc..............................     105,400           116,994
 *Sport-Haley, Inc.....................................      60,800           264,176
 *Sports Authority, Inc................................     597,900         7,694,973
 *Sports Club Co., Inc.................................     116,000           292,900
 *SportsLine.Com, Inc..................................     227,300           289,808
 *Sportsman's Guide, Inc...............................      90,700           724,693
 *SPS Technologies, Inc................................      48,900         1,790,229
 *SRI/Surgical Express, Inc............................      35,700           504,798
 *SS&C Technologies, Inc...............................      62,100           765,072
 *SSE Telecom, Inc.....................................      81,400               651
 St. Francis Capital Corp..............................     100,600         2,381,705
 St. Mary Land & Exploration Co........................      13,800           322,161
 *Staar Surgical Co....................................     299,100         1,474,563
 Staff Leasing, Inc....................................     122,600           481,205
 *Stamps.com, Inc......................................      75,000           342,375
 Standard Commercial Corp..............................     243,080         4,594,212
 *Standard Management Corp.............................     134,600         1,075,454
 *Standard Microsystems Corp...........................     225,900         5,149,391
 Standard Motor Products, Inc. Class A.................     193,350         3,169,007
 Standard Pacific Corp.................................     655,700        21,638,100
 Standard Register Co..................................     290,400         9,583,200
 *Stanley Furniture, Inc...............................     118,400         3,794,720
 *Star Buffet, Inc.....................................       7,200            20,736
 *Star Multi Care Service, Inc.........................       6,344             4,155
 *STAR Telecommunications, Inc.........................      18,300                18
 *Starcraft Corp.......................................      25,000           144,250
 *#StarMedia Network, Inc..............................       6,500               293
 Starrett (L.S.) Co. Class A...........................      54,700         1,238,955
 State Auto Financial Corp.............................     124,100         2,018,487
 State Financial Services Corp. Class A................     104,300         1,572,323
 Staten Island Bancorp, Inc............................     111,800         2,286,310
 *Steel Dynamics, Inc..................................     123,000         2,192,475
 Steel Technologies, Inc...............................     203,100         2,259,488
 *SteelCloud Co........................................       5,900            20,709
 *Steinway Musical Instruments, Inc....................      58,600         1,297,990
 *Stellent, Inc........................................     130,800           730,518
 Stepan Co.............................................     128,900         3,467,410
 Stephan Co............................................      51,500           194,670
 Sterling Bancorp......................................      58,270         2,010,315
 *Sterling Financial Corp..............................     174,200         3,984,834
 Stewart & Stevenson Services, Inc.....................     383,200         6,443,508
 *Stewart Enterprises, Inc.............................   2,449,200        14,707,446
 *Stewart Information Services Corp....................     204,300         4,055,355
 Stifel Financial Corp.................................      89,072         1,202,472
 *Stillwater Mining Co.................................     277,200         4,906,440
 *STM Wireless, Inc. Class A...........................      95,100           116,498
 *Stockwalk.com Group, Inc.............................      44,095               243
 *Stone & Webster, Inc.................................     205,200           119,016
 *Stoneridge, Inc......................................     409,300         6,446,475
 *StorageNetworks, Inc.................................     362,800           638,528
 *Stratasys, Inc.......................................      35,000           227,850
 *Strategic Distribution, Inc..........................      65,178           815,703
 *Stratos Lightwave, Inc...............................     207,900           430,353
                                                            SHARES             VALUE+
                                                            ------             ------

 *Stratus Properties, Inc..............................      94,450    $      849,578
 Stride Rite Corp......................................     601,900         4,755,010
 *Strouds, Inc.........................................     144,100               324
 *Suburban Lodges of America, Inc. Escrow Shares.......     241,100                 0
 *Summa Industries, Inc................................       9,200            90,712
 *Sundance Homes, Inc..................................      40,500             1,013
 *Sunland Entertainment Co., Inc.......................      52,400             5,240
 *SunLink Health Systems, Inc..........................      65,400           261,600
 *#Sunrise Assisted Living, Inc........................     252,300         7,369,683
 *Sunrise Telecom, Inc.................................       3,100             6,805
 *Suntron Corp.........................................      81,375           675,413
 *Superior Consultant Holdings Corp....................       3,900            21,236
 *#Superior Telecom, Inc...............................     295,400           203,826
 Superior Uniform Group, Inc...........................     136,400         1,534,500
 *Supreme Industries, Inc..............................      22,200           137,640
 Susquehanna Bancshares, Inc...........................     168,872         4,048,706
 *Swift Energy Corp....................................     239,300         3,510,531
 *Swiss Army Brands, Inc...............................      84,500           528,970
 *Switchboard, Inc.....................................       9,100            52,598
 SWS Group, Inc........................................     105,900         2,187,894
 *Sycamore Networks, Inc...............................     150,000           539,250
 *Sykes Enterprises, Inc...............................      36,500           345,655
 *Sylvan Learning Systems, Inc.........................     123,300         3,391,367
 *Sylvan, Inc..........................................      99,900         1,273,226
 *Symmetricom, Inc.....................................     317,400         1,555,260
 *Symphonix Devices, Inc...............................       5,300             3,339
 *Syms Corp............................................     230,800         1,354,796
 Synalloy Corp.........................................      88,350           395,808
 *Synaptic Pharmaceutical Corp.........................     101,400           605,865
 *Synbiotics Corp......................................     130,300            22,803
 *Synovis Life Technologies, Inc.......................      87,000           756,900
 *Syntellect, Inc......................................     203,000           141,085
 *Sypris Solutions, Inc................................      26,250           488,906
 *Systemax, Inc........................................     408,500         1,245,925
 *T-3 Energy Services, Inc.............................         880             7,995
 *Tab Products Co......................................      66,800           360,720
 *Taitron Components, Inc..............................       6,500            10,043
 *Tandy Brand Accessories, Inc.........................      44,000           550,880
 *Tandy Crafts, Inc....................................     197,400             3,948
 *Tanning Technology Corp..............................         500               610
 *Tarrant Apparel Group................................      29,800           166,433
 Tasty Baking Co.......................................       3,800            60,344
 *TBA Entertainment Corp...............................     132,500           397,500
 *TBC Corp.............................................     435,000         6,818,625
 *#TCSI Corp...........................................     354,000           221,250
 *TEAM America, Inc....................................       2,500             7,038
 *Team, Inc............................................      85,500           790,875
 *TeamStaff, Inc.......................................      11,500            73,888
 *Technical Communications Corp........................       6,300             5,166
 Technology Research Corp..............................      65,400           123,606
 *Technology Solutions Corp............................      64,000           100,800
 *TechTeam Global, Inc.................................     259,800         2,117,370
 Tecumseh Products Co. Class A.........................     174,000         8,091,870
 Tecumseh Products Co. Class B.........................      15,600           667,758
 *Tegal Corp...........................................     208,000           227,760
 *Telscape International, Inc..........................       1,200                 3
 *Temtex Industries, Inc...............................      35,700            16,601
 *Tenneco Automotive, Inc..............................     768,620         4,742,385
 *Terex Corp...........................................     210,300         5,341,620
 *Terra Industries, Inc................................   1,539,700         3,140,988
 *Tesoro Petroleum Corp................................     758,500         5,347,425

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Tetra Technologies, Inc..............................     184,000    $    4,544,800
 Texas Industries, Inc.................................     307,362        11,590,621
 TF Financial Corp.....................................      29,100           693,162
 *TFC Enterprises, Inc.................................      21,900            36,354
 *The Beard Company....................................      22,500            31,500
 *TheStreet.com, Inc...................................     290,200           790,795
 *Third Wave Technologies..............................      52,800           147,048
 Thomas & Betts Corp...................................     158,400         3,456,288
 *Thomas Group, Inc....................................      35,600            15,130
 Thomas Industries, Inc................................     138,650         4,000,053
 *Thomaston Mills, Inc.................................      34,800                50
 *Thoratec Laboratories Corp...........................     119,500         1,137,640
 Three Rivers Bancorp, Inc.............................      67,550         1,211,172
 *Three-Five Systems, Inc..............................      75,700           908,400
 *Tickets.com, Inc.....................................      35,500            71,710
 *Tier Technologies, Inc. Class B......................     121,000         2,019,490
 *TII Network Technologies, Inc........................      99,700            46,361
 Timberland Bancorp, Inc...............................      56,400           969,234
 *Timco Aviation Services, Inc.........................      10,210            19,042
 Timken Co.............................................     539,400        12,082,560
 *Tipperary Corp.......................................     126,900           234,765
 Titan International, Inc..............................     248,100         1,265,310
 *Titan Pharmaceuticals, Inc...........................      43,200           170,640
 *Titanium Metals Corp.................................     579,300         2,265,063
 *TLC Vision Corp......................................     143,070           439,225
 *Todd Shipyards Corp..................................      67,650           953,865
 *Toddhunter International, Inc........................      71,900           819,660
 Toro Co...............................................       7,400           426,018
 *Touch America Holdings, Inc..........................     320,600           952,182
 *Tower Air, Inc.......................................     166,400             5,824
 *Tower Automotive, Inc................................     892,750        11,471,838
 *Toymax International, Inc............................      16,800            74,340
 *Track 'n Trail, Inc..................................      13,800                41
 *Traffix, Inc.........................................      32,700           198,980
 *Trailer Bridge, Inc..................................     111,200           315,252
 *Trammell Crow Co.....................................      57,600           777,600
 *Trans World Entertainment Corp.......................     376,400         2,685,614
 *Transact Technologies, Inc...........................       9,300            52,313
 *Transmation, Inc.....................................      60,000            60,000
 *Transmeta Corp.......................................      59,900           141,963
 *Transmontaigne Oil Co................................     245,550         1,166,363
 *Transport Corp. of America...........................      18,500           129,963
 Transport Lux Corp....................................       2,746            17,712
 *Transportation Components, Inc.......................     310,800               777
 *Transpro, Inc........................................      74,000           444,740
 *Transtechnology Corp.................................      97,300         1,055,705
 *Transwitch Corp......................................     235,800           293,571
 *Transworld Healthcare, Inc...........................     228,600         1,371,600
 *TRC Companies, Inc...................................      10,125           279,450
 Tredegar Industries, Inc..............................      33,900           783,090
 Tremont Corp..........................................      65,833         1,945,365
 *Trend-Lines, Inc. Class A............................      70,900             1,099
 Trenwick Group, Ltd...................................     399,976         3,187,809
 *Trico Marine Services, Inc...........................     510,900         4,212,371
 *Trident Microsystems, Inc............................     194,700         1,426,178
 *Tridex Corp..........................................      56,800             3,124
 Trinity Industries, Inc...............................     446,000         8,362,500
 *TriPath Imaging, Inc.................................      56,487           214,368
 *#Tripath Technology, Inc.............................      28,122            31,497
 *Tripos, Inc..........................................      39,932           892,680
 *Triumph Group........................................     114,500         5,083,800
 *TRM Copy Centers Corp................................      98,200           117,840
                                                            SHARES             VALUE+
                                                            ------             ------

 *Trover Solutions, Inc................................      97,700    $      520,253
 *Trump Hotels & Casino Resorts, Inc...................     259,000           655,270
 *Tucows, Inc..........................................      64,100            33,653
 *Tumbleweed Communications Corp.......................      37,100            78,838
 *Turnstone Systems, Inc...............................     275,700         1,072,473
 *Tut Systems, Inc.....................................      28,000            47,040
 *Tweeter Home Entertainment Group, Inc................      73,600         1,246,048
 Twin Disc, Inc........................................      32,900           478,695
 *Twinlab Corp.........................................     368,300           268,859
 *Tyler Technologies, Inc..............................     265,300         1,395,478
 *U.S. Aggregates, Inc.................................     101,200             2,176
 *U.S. Concrete, Inc...................................      33,700           190,742
 *#U.S. Diagnostic, Inc................................      36,600               238
 U.S. Freightways Corp.................................     110,100         3,850,748
 *U.S. Home & Garden, Inc..............................      11,600             6,728
 *U.S. Industries, Inc.................................   1,207,200         4,852,944
 *U.S. Vision, Inc.....................................      52,600           201,721
 #UAL Corp.............................................     546,100         6,656,959
 *Ubics, Inc...........................................      52,600            37,083
 *UbiquiTel, Inc.......................................      49,500            79,943
 *UICI.................................................     827,600        14,615,416
 UIL Holdings Corp.....................................       1,200            66,360
 *Ulticom, Inc.........................................      81,900           567,977
 *Ultrak, Inc..........................................     189,300           298,148
 *Ultralife Batteries, Inc.............................     136,800           414,504
 *Ultratech Stepper, Inc...............................     201,200         3,229,260
 UMB Financial Corp....................................     150,909         7,161,387
 *#Unapix Entertainment, Inc...........................      62,900               346
 Unico American Corp...................................      71,800           441,929
 *Unifab International, Inc............................       7,600             2,774
 *Unifi, Inc...........................................     796,200         7,914,228
 Unifirst Corp.........................................     160,800         4,003,920
 *Uni-Marts, Inc.......................................     103,200           304,440
 *Union Acceptance Corp. Class A.......................      75,900           521,054
 *Uniroyal Technology Corp.............................       3,700             1,887
 *Unit Corp............................................     316,400         5,904,024
 *United American Healthcare Corp.,....................      17,950            83,378
 *United Auto Group, Inc...............................     253,000         6,664,020
 United Community Financial Corp.......................     363,000         3,078,240
 United Fire Casualty Co...............................      35,450         1,195,197
 United Industrial Corp................................     224,000         5,644,800
 *United Natural Foods, Inc............................      72,500         1,650,463
 *United Retail Group, Inc.............................     226,100         2,006,638
 *United Road Services, Inc............................       5,380             2,448
 *United States Energy Corp............................      25,700            84,168
 *#United Therapeutics Corp............................     212,200         3,250,904
 *Universal Access Global Holdings, Inc................      95,700            35,888
 *Universal American Financial Corp....................      54,600           393,393
 Universal Corp........................................      67,600         2,744,560
 Universal Forest Products, Inc........................      37,700           930,248
 *Universal Stainless & Alloy Products, Inc............     118,900         1,870,297
 *Unova, Inc...........................................   1,201,400         8,205,562
 *Urologix, Inc........................................      93,600         1,456,416
 *URS Corp.............................................     157,966         4,663,156
 *Ursus Telecom Corp...................................       2,100                 2
 *US Liquids, Inc......................................     182,550           465,503
 *US Oncology, Inc.....................................   1,752,974        15,189,520
 *US Xpress Enterprises, Inc. Class A..................     163,490         1,835,175
 *USA Truck, Inc.......................................      54,100           669,488

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Usec, Inc.............................................     964,900    $    7,227,101
 *#USG Corp............................................     131,600           813,288
 *V.I. Technologies, Inc...............................       7,200            21,744
 *Vail Resorts, Inc....................................     224,275         4,122,175
 *Valence Technology, Inc..............................      10,600            21,677
 *Valley National Gases, Inc...........................      13,800            98,670
 *Value City Department Stores, Inc....................     536,200         1,978,578
 *ValueClick, Inc......................................      64,500           208,658
 *Valuevision International, Inc. Class A..............     152,100         3,297,528
 *Vans, Inc............................................     228,700         2,233,256
 *Vari L Co., Inc......................................      54,900            57,645
 *Variagenics, Inc.....................................      42,300            62,393
 *Variflex, Inc........................................      68,100           304,748
 *Varsity Brands, Inc..................................     125,700           553,080
 *Vascular Solutions, Inc..............................      27,700            52,492
 *Verdant Brands, Inc..................................       8,700                57
 *Verilink Corp........................................     146,400            37,332
 *#Veritas DGC, Inc....................................     200,300         3,024,530
 *Versar, Inc..........................................         400             1,420
 *Verso Technologies, Inc..............................     168,935           135,993
 *Verticalbuyer Inc....................................       7,773                31
 Vesta Insurance Group, Inc............................     448,800         1,907,400
 *Vestcom International, Inc...........................     178,200           694,980
 *VIA NET.WORKS, Inc...................................      46,800            29,718
 *Viant Corp...........................................      22,800            29,868
 *Vical, Inc...........................................     105,000           766,866
 *Vicon Industries, Inc................................      71,500           253,825
 *Video Display Corp...................................      62,640           447,876
 *Viewpoint Corp.......................................      30,900           176,439
 *Vignette Corp........................................   1,080,300         2,274,032
 Vintage Petroleum, Inc................................     592,500         6,902,625
 Virco Manufacturing Corp..............................     140,715         2,103,689
 *#Vision Twenty-One, Inc..............................      17,400               261
 *Visual Networks, Inc.................................      26,900            36,719
 Vital Signs, Inc......................................     115,300         4,578,563
 *#Vitech America, Inc.................................         900                 3
 *Vitesse Semiconductor, Inc...........................     168,300           847,760
 *Volt Information Sciences, Inc.......................     182,500         3,925,575
 Vulcan International Corp.............................      11,200           474,600
 W.P. Carey & Co. LLC..................................       1,000            23,280
 Wabash National Corp..................................     527,200         5,034,760
 *Walker Interactive Systems, Inc......................     162,700           261,947
 *Wall Street Deli, Inc................................      39,700                40
 Wallace Computer Services, Inc........................     696,900        14,941,536
 Walter Industries, Inc................................      16,190           232,165
 *#Warnaco Group, Inc..................................     119,700             5,087
 Warren Bancorp, Inc...................................      72,000           830,880
 Washington Savings Bank FSB...........................      25,100           227,155
 *Waste Connections, Inc...............................      86,700         2,946,066
 *WatchGuard Technologoes, Inc.........................     266,700         1,352,169
 *Waterlink, Inc.......................................     252,200            23,329
 Watsco, Inc. Class A..................................     337,600         5,806,720
 Watts Industries, Inc. Class A........................     305,000         5,688,250
 Wausau-Mosinee Paper Corp.............................     642,000         8,589,960
 Waypoint Financial Corp...............................     220,557         4,100,155
 *Webb Interactive Services, Inc.......................       4,200             2,426
 *Webco Industries, Inc................................      92,000           455,400
 Weider Nutrition International, Inc...................     166,500           324,675
 Wellco Enterprises, Inc...............................       4,600            67,620
 Wellman, Inc..........................................     711,700        11,743,050
 *#Wells-Gardner Electronics Corp......................      55,548           130,538
 Werner Enterprises, Inc...............................     860,549        15,963,184
                                                            SHARES             VALUE+
                                                            ------             ------

 *West Marine, Inc.....................................     183,500    $    3,215,838
 West Pharmaceutical Services, Inc.....................     159,200         4,549,936
 *Westaff, Inc.........................................      23,700            59,369
 Westbank Corp.........................................       1,400            18,662
 *Westcoast Hospitality Corp...........................     290,000         2,143,100
 Westcorp, Inc.........................................     513,275        15,793,472
 *Westell Technologies, Inc............................     496,300           689,857
 Western Ohio Financial Corp...........................      20,400           416,670
 *#Western Power & Equipment Corp......................       4,091             1,145
 *Westport Resources Corp..............................      69,052         1,192,528
 Weyco Group, Inc......................................       2,400            80,400
 *WFS Financial, Inc...................................     186,900         5,611,673
 Whitney Holdings Corp.................................      47,600         1,696,226
 *#WHX Corp............................................     360,200           255,742
 *Wickes Lumber Co.....................................      94,600           142,373
 *Wild Oats Markets, Inc...............................     222,200         3,260,785
 *Williams Clayton Energy, Inc.........................     119,400         1,485,933
 *Williams Industries, Inc.............................       3,400            18,343
 *Willis Lease Finance Corp............................     108,100           502,125
 *Wilshire Financial Sevices Group, Inc................       2,092             7,228
 *Wilshire Oil Co. of Texas............................     113,590           533,873
 *Wilsons The Leather Experts, Inc.....................      30,600           455,787
 *Wink Communications, Inc.............................      84,000           174,300
 *Wire One Technologies, Inc...........................      83,000           230,325
 *Wireless Facilities, Inc.............................      63,900           306,720
 *Wireless WebConnect!, Inc............................       4,500               146
 *Wiser Oil Co.........................................     163,675           752,905
 Wolohan Lumber Co.....................................      21,678           520,272
 *Wolverine Tube, Inc..................................     201,100         1,699,295
 Woodhead Industries, Inc..............................     130,700         2,119,301
 Woodward Governor Co..................................      26,600         1,604,778
 *Workflow Management, Inc.............................     155,100           531,218
 *Workgroup Technology Corp............................      22,900            24,961
 World Fuel Services Corp..............................     177,295         3,545,900
 *Worldwide Restaurant Concepts, Inc...................     263,100           747,204
 Worthington Industries, Inc...........................      44,900           684,725
 *Wyndham International, Inc...........................     105,900           121,785
 *Xanser Corp..........................................      53,500           108,070
 *Xetel Corp...........................................     107,200            32,160
 *Xicor, Inc...........................................       7,500            56,100
 *#XM Satellite Radio Holdings, Inc....................     207,200         1,798,496
 Yardville National Bancorp............................      53,570         1,017,026
 *Yellow Corp..........................................     462,700        12,724,250
 *Zany Brainy, Inc.....................................     164,605             3,704
 *Zap.com Corp.........................................       2,558               345
 *Zapata Corp..........................................      23,610           687,051
 Zenith National Insurance Corp........................      81,200         2,575,664
 Ziegler Co., Inc......................................       7,700           115,693
 *Zoltek Companies, Inc................................     188,500           684,255
 *#Zonagen, Inc........................................       5,900             9,499
 *Zones, Inc...........................................     174,200           198,588
 *Zymetx, Inc..........................................      16,400               861
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $3,001,319,847)................................                 3,474,829,803
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Chiquita Brands International, Inc. Warrants
   03/19/09............................................     142,110           873,977
 *Imperial Credit Industries, Inc. Warrants 01/31/08...       4,082                 0
 *Imperial Sugar Co. Warrants 08/29/08.................       9,694             8,725

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Magnum Hunter Resources Warrants 03/21/05............       9,740    $            0
 *Safety Components International, Inc. Warrants
   04/10/03............................................       4,945               519
 *#Timco Aviation Services Warrants 12/31/07...........      20,409                 0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $6,107,175)....................................                       883,221
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FHLMC Discount Notes
   2.43%, 05/22/03, valued at $50,558,035) to be
   repurchased at $49,816,932
   (Cost $49,810,000)..................................   $  49,810        49,810,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,057,237,022)++..............................                $3,525,523,024
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $3,057,649,511.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $  3,525,523
Collateral for Securities Loaned............................       126,698
Cash........................................................             1
Receivables:
  Dividends and Interest....................................         2,065
  Investment Securities Sold................................         4,372
  Fund Shares Sold..........................................         2,228
Prepaid Expenses and Other Assets...........................           106
                                                              ------------
    Total Assets............................................     3,660,993
                                                              ------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       126,698
  Investment Securities Purchased...........................         2,434
  Fund Shares Redeemed......................................         4,075
Accrued Expenses and Other Liabilities......................           910
                                                              ------------
    Total Liabilities.......................................       134,117
                                                              ------------

NET ASSETS..................................................  $  3,526,876
                                                              ============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   194,842,545
                                                              ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      18.10
                                                              ============
Investments at Cost.........................................  $  3,057,237
                                                              ============

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $  2,911,795
Accumulated Net Investment Income (Loss)....................         8,879
Accumulated Net Realized Gain (Loss)........................       137,916
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       468,286
                                                              ------------
    Total Net Assets........................................  $  3,526,876
                                                              ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................  $ 13,700
  Interest..................................................       513
  Income from Securities Lending............................       615
                                                              --------
      Total Investment Income...............................    14,828
                                                              --------
EXPENSES
  Investment Advisory Services..............................     3,351
  Accounting & Transfer Agent Fees..........................       588
  Custodian Fees............................................       159
  Legal Fees................................................        13
  Audit Fees................................................        20
  Shareholders' Reports.....................................        27
  Trustees' Fees and Expenses...............................        15
  Other.....................................................        17
                                                              --------
      Total Expenses........................................     4,190
                                                              --------
  NET INVESTMENT INCOME (LOSS)..............................    10,638
                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold....   138,165
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................   470,400
                                                              --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................   608,565
                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $619,203
                                                              ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED             ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2002              2001
                                                                     -----------       -----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................         $   10,638        $   26,314
  Net Realized Gain (Loss) on Investment Securities Sold....            138,165           287,330
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            470,400           305,028
                                                                     ----------        ----------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            619,203           618,672
                                                                     ----------        ----------

Distributions From:
  Net Investment Income.....................................             (4,298)          (25,994)
  Net Realized Gains........................................           (287,450)         (503,344)
                                                                     ----------        ----------
        Total Distributions.................................           (291,748)         (529,338)
                                                                     ----------        ----------
Capital Share Transactions (1):
  Shares Issued.............................................            234,965           308,952
  Shares Issued in Lieu of Cash Distributions...............            287,592           526,312
  Shares Redeemed...........................................           (362,980)         (595,795)
                                                                     ----------        ----------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            159,577           239,469
                                                                     ----------        ----------
        Total Increase (Decrease)...........................            487,032           328,803
NET ASSETS
    Beginning of Period.....................................          3,039,844         2,711,041
                                                                     ----------        ----------
    End of Period...........................................         $3,526,876        $3,039,844
                                                                     ==========        ==========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             13,662            19,155
    Shares Issued in Lieu of Cash Distributions.............             18,459            37,782
    Shares Redeemed.........................................            (21,033)          (37,825)
                                                                     ----------        ----------
                                                                         11,088            19,112
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                        ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                       MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                        2002           2001          2000          1999          1998          1997
                                     -----------    ----------    ----------    ----------    ----------    ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $    16.54     $    16.47    $    17.16    $    17.26    $    21.10    $    16.58
                                     ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.06           0.15          0.16          0.14          0.14          0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        3.13           3.15          0.97          1.38         (1.92)         5.23
                                     ----------     ----------    ----------    ----------    ----------    ----------
  Total from Investment
    Operations.....................        3.19           3.30          1.13          1.52         (1.78)         5.38
                                     ----------     ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.02)         (0.15)        (0.16)        (0.14)        (0.16)        (0.12)
  Net Realized Gains...............       (1.61)         (3.08)        (1.66)        (1.48)        (1.90)        (0.74)
                                     ----------     ----------    ----------    ----------    ----------    ----------
Total Distributions................       (1.63)         (3.23)        (1.82)        (1.62)        (2.06)        (0.86)
                                     ----------     ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period.....  $    18.10     $    16.54    $    16.47    $    17.16    $    17.26    $    21.10
                                     ==========     ==========    ==========    ==========    ==========    ==========
Total Return.......................       20.87%#        23.86%         7.29%         9.78%        (9.05)%       33.93%

Net Assets, End of Period
  (thousands)......................  $3,526,876     $3,039,884    $2,711,041    $2,692,473    $2,435,734    $2,224,268
Ratio of Expenses to Average Net
  Assets...........................        0.25%*         0.25%         0.25%         0.26%         0.26%         0.28%
Ratio of Net Investment Income to
  Average Net Assets...............        0.64%*         0.86%         0.92%         0.83%         0.78%         0.86%
Portfolio Turnover Rate............          23%*           13%           32%           29%           23%           25%

--------------

*   Annualized

#   Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which The U.S. Small Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2002.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $371,992
Sales.......................................................   511,268

E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $1,095,197
Gross Unrealized Depreciation...............................    (627,323)
                                                              ----------
Net.........................................................  $  467,874
                                                              ==========

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no outstanding borrowings under the line of credit with the domestic custodian bank at May 31, 2002. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2002.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank for the six months ended May 31, 2002.

G. SECURITIES LENDING

    As of May 31, 2002, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of May 31, 2002, the interest rate on the pooled cash account earned by the Series was 1.74%. The repurchase agreements within the pooled cash account mature on June 3, 2002. The value of securities on loan to broker/dealers, the cash collateral received from such broker/dealers, the value and cost of the Series's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of May 31, 2002 were as follows:

                                             MARKET                         COST/VALUE OF
                                            VALUE OF       VALUE OF CASH     POOLED CASH    VALUE OF COLLATERAL
                                          SECURITIES ON   COLLATERAL AND       ACCOUNT        FROM REPURCHASE
                                              LOAN        INDEMNIFICATION    INVESTMENT         AGREEMENTS
                                          -------------   ---------------   -------------   -------------------
The U.S. Small Cap Value Series.........   $95,105,847     $126,698,201     $126,698,906        $126,698,201